Filed electronically with the Securities and Exchange Commission on
                                January 21, 2000

                                                           File No. 33-34645
                                                           File No. 811-6103

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D. C. 20549

                                    FORM N-1A


             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933    /___/

                         Pre-Effective Amendment No. __                 /___/
                         Post-Effective Amendment No. 17                /_X_/
                                     and/or           --
                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940                 /___/

         Amendment No.  19                                              /_X_/
                        --

                              INVESTORS CASH TRUST
                              --------------------
               (Exact Name of Registrant as Specified in Charter)

               222 South Riverside Plaza, Chicago, Illinois 60606
               --------------------------------------------------
               (Address of Principal Executive Offices) (Zip Code)

       Registrant's Telephone Number, including Area Code: (312) 537-7000

                                Philip J. Collora
                              Investors Cash Trust
                            222 South Riverside Plaza
                             Chicago, Illinois 60606
                     ---------------------------------------
                     (Name and Address of Agent for Service)

It is proposed that this filing will become effective (check appropriate box):

/___/    Immediately upon filing pursuant to paragraph (b)
/___/    60 days after filing pursuant to paragraph (a) (1)
/___/    75 days after filing pursuant to paragraph (a) (2)
/_X_/    On January 24, 2000  pursuant to paragraph (b)
/___/    On pursuant to paragraph (a) (1)
/___/    On pursuant to paragraph (a) (2) of Rule 485

         If Appropriate, check the following box:

/___/ This post-effective amendment designates a new effective date for a previously filed post-effective amendment

Premier Money
Market Shares


PROSPECTUS January 24, 2000


222 South Riverside Plaza, Chicago, Illinois 60606

Money Market Portfolio

Government Securities Portfolio

Tax-Exempt Portfolio

Treasury Portfolio

Mutual funds:
o   are not FDIC-insured
o   have no bank guarantees
o   may lose value

The Securities and Exchange Commission has not approved or disapproved these securities or passed upon the adequacy of this prospectus. Any representation to the contrary is a criminal offense.

Table of Contents


--------------------------------------------------------------------------------
About the Portfolios                                             1
--------------------------------------------------------------------------------
Money Market Portfolio                                           1
--------------------------------------------------------------------------------
Government Securities Portfolio                                  5
--------------------------------------------------------------------------------
Tax-Exempt Portfolio                                             8
--------------------------------------------------------------------------------
Treasury Portfolio                                              12
--------------------------------------------------------------------------------
Investment Adviser                                              15
--------------------------------------------------------------------------------
About Your Investment                                           17
--------------------------------------------------------------------------------
Transaction Information                                         17
--------------------------------------------------------------------------------
Buying Shares                                                   18
--------------------------------------------------------------------------------
Selling and Exchanging Shares                                   19
--------------------------------------------------------------------------------
Distributions                                                   20
--------------------------------------------------------------------------------
Taxes                                                           20
--------------------------------------------------------------------------------

                                    This page
                                  intentionally
                                   left blank.

ABOUT THE PORTFOLIOS

MONEY MARKET PORTFOLIO

Investment objective

The portfolio seeks maximum current income consistent with stability of capital.

The portfolio's investment objective may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing primarily in the following types of U.S. dollar-denominated money market instruments that mature in 12 months or less:

1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.

2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.

3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the portfolio's investment manager. Currently, only obligations in the top two categories are considered to be rated high quality. The portfolio focuses its investments in obligations rated in the highest category.

5. Repurchase agreements.

The portfolio maintains a dollar-weighted average maturity of 90 days or less. Also, the portfolio will normally invest at least 25% of its assets in obligations issued by banks. The maturities of the securities subject to repurchase may be greater than 12 months.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the investment manager's projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Risk management strategies

The portfolio manages credit risk by investing primarily in high quality securities, whose issuers are considered unlikely to default. The portfolio manages interest rate risk by limiting the maturity of each of its individual securities and the weighted average maturity of the portfolio overall.

For temporary defensive purposes, the portfolio may invest less than 25% of its assets in obligations issued by banks. In such a case, the portfolio would not be pursuing, and may not achieve, its investment goal.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Floating or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other funds that invest in longer-term or lower quality securities. It is also possible that securities in the portfolio's investment portfolio could deteriorate in quality or go into default.

Investments by the portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, and different obligations issued by foreign entities, including foreign banks, involve additional risks than investments in securities of domestic branches of U.S. banks. These risks include, but are not limited to, future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, or interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Past performance


No performance information is provided for the Premier Money Market Shares since they do not have a full calendar year of performance. For reference, the chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the Money Market Portfolio's Service Shares have performed from year to year and by showing the average annual total returns for the periods stated. Of course, past performance is not necessarily an indication of future performance.

Annual total returns of the Service Shares* for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
5.36     2.99     2.31     3.51     5.13     4.64     4.80     4.69     4.38





1991     1992     1993     1994     1995     1996     1997     1998     1999
--------------------------------------------------------------------------------

* While Service Shares are not offered in this prospectus, they would have substantially similar annual returns as those of Premier Money Market Shares because both are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses.

For the period included in the bar chart, the Service Shares' highest return for a calendar quarter was 1.58% (the 1st quarter of 1991), and the Service Shares' lowest return for a calendar quarter was 0.57% (the 2nd quarter of 1993).

Average Annual Total Returns



For periods ended December 31, 1999     Money Market Portfolio -- Service Shares
--------------------------------------------------------------------------------
One Year                                               4.38%
Five Years                                             4.72%
Since Portfolio Inception*                             4.23%
--------------------------------------------------------------------------------

*  Inception date for the Service Shares of the portfolio was December 3, 1990.

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the Money Market Portfolio.

-----------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering price)            NONE
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as % of redemption proceeds)                   NONE
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends/distribution             NONE
-----------------------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                              NONE
-----------------------------------------------------------------------------------------------
Exchange fee                                                                         NONE
-----------------------------------------------------------------------------------------------
Annual portfolio  operating expenses (expenses that are deducted from portfolio assets):
-----------------------------------------------------------------------------------------------
Management fee                                                                      0.16%
-----------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                           0.25%
-----------------------------------------------------------------------------------------------
Other expenses                                                                      0.55%*
-----------------------------------------------------------------------------------------------
Total annual portfolio operating expenses                                           0.96%
-----------------------------------------------------------------------------------------------

*  Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is to help you compare the cost of investing in the Premier Money Market Shares of the Money Market Portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                             $   98
------------------------------------------------------
Three Years                          $  307
------------------------------------------------------
Five Years                           $  532
------------------------------------------------------
Ten Years                            $1,181
------------------------------------------------------

GOVERNMENT SECURITIES PORTFOLIO

Investment objective

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio's investment objective may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, and related repurchase agreements. All such securities purchased mature in 12 months or less. The portfolio maintains a dollar-weighted average maturity of 90 days or less.

The portfolio may invest in repurchase agreements. Repurchase agreements are instruments under which the portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase such security at a mutually agreed upon time and price, which price is higher than the purchase price. The maturity of the securities subject to repurchase may exceed one year.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the investment manager's projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Floating or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other funds that invest in longer-term or lower quality securities.

Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of that agency or instrumentality, while other securities have an additional line of credit with the U.S. Treasury. There is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Past performance


No performance information is provided for the Premier Money Market Shares since they do not have a full calendar year of performance. For reference, the chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the Government Securities Portfolio's Service Shares have performed from year to year and by showing the average annual total returns for the periods stated. Of course, past performance is not necessarily an indication of future performance.

Annual total returns of the Service Shares* for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
5.29     3.05     2.42     3.51     5.19     4.70     4.79     4.56     4.21





1991     1992     1993     1994     1995     1996     1997     1998     1999
--------------------------------------------------------------------------------

* While Service Shares are not offered in this prospectus, they would have substantially similar annual returns as those of Premier Money Market Shares because both are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses.

For the period included in the bar chart, the Service Shares' highest return for a calendar quarter was 1.46% (the 1st quarter of 1991), and the Service Shares' lowest return for a calendar quarter was 0.59% (the 2nd quarter of 1993).

Average Annual Total Returns

                                                    Government Securities
For periods ended December 31, 1999                Portfolio -- Service Shares
--------------------------------------------------------------------------------
One Year                                                     4.21%
Five Years                                                   4.69%
Since Portfolio Inception*                                   4.21%
--------------------------------------------------------------------------------

*  Inception date for the Service Shares of the portfolio was December 3, 1990.

Fee and expense information


The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the Government Securities Portfolio.

-----------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering price)            NONE
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as % of redemption proceeds)                   NONE
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends/distribution             NONE
-----------------------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                              NONE
-----------------------------------------------------------------------------------------------
Exchange fee                                                                         NONE
-----------------------------------------------------------------------------------------------
Annual portfolio  operating expenses (expenses that are deducted from portfolio assets):
-----------------------------------------------------------------------------------------------
Management fee                                                                      0.20%
-----------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                           0.25%
-----------------------------------------------------------------------------------------------
Other expenses                                                                      0.60%*
-----------------------------------------------------------------------------------------------
Total portfolio operating expenses                                                  1.05
-----------------------------------------------------------------------------------------------
Expense reimbursement                                                               0.05%
-----------------------------------------------------------------------------------------------
Net expenses                                                                        1.00%**
-----------------------------------------------------------------------------------------------

*  Other expenses are based on estimated amounts for the current fiscal year.

** By contract, total annual portfolio operating expenses are capped at 1.00% for Premier Money Market Shares through August 1, 2001.

Example

This example is to help you compare the cost of investing in the Premier Money Market Shares of the Government Securities Portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same each year except for the first year in the periods shown below. The first year of your investment will take into account the "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                             $  102
------------------------------------------------------
Three Years                          $  329
------------------------------------------------------
Five Years                           $  574
------------------------------------------------------
Ten Years                            $1,277
------------------------------------------------------

TAX-EXEMPT PORTFOLIO

Investment objective

The portfolio seeks to provide maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital.

The portfolio's investment objective may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing primarily in a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. All such securities purchased mature in 12 months or less. The portfolio maintains a dollar-weighted average maturity of 90 days or less.

If possible, under normal market conditions at least 80% of the portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax. These are generally referred to as "municipal securities." The portfolio does not consider bonds whose interest may be subject to the alternative minimum tax as municipal securities for purposes of this limitation.

The portfolio focuses its investments in first tier securities (securities generally rated in the highest short-term category by at least two nationally recognized rating services).

Municipal securities are debt obligations issued to obtain funds for various purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which municipal securities may be issued include:

o  to refund outstanding obligations

o  to obtain funds for general operating purposes, or

o  to obtain funds to loan to other public institutions and facilities.

The two general classifications of municipal securities are "general obligation" and "revenue" bonds. General obligation bonds are secured by the issuer's pledge of its full faith, credit and taxing power for the payment of principal and interest. Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise or other specific revenue source. Industrial development bonds, which are municipal securities, are in most cases revenue bonds and generally do not constitute the pledge of the credit of the issuer of such bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds. Moreover, although the portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in municipal securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the portfolio's investment manager.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are selected based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the investment manager's projections for short-term interest rate movements. Sales of portfolio holdings are typically made to implement investment strategy or meet shareholder redemptions. Issues with short maturities are generally held until maturity.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Risk management strategies

For temporary defensive purposes or when acceptable short-term municipal securities are not available, the portfolio may invest its assets in cash, cash equivalents, or taxable securities. Taxable interest income from these investments may be taxable to shareholders as ordinary income. In such a case, the portfolio would not be pursuing, and may not achieve, its investment objective.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Floating or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other funds that invest in longer-term or lower quality securities. It is also possible that securities in the portfolio's investment portfolio could deteriorate in quality or go into default.

The municipal securities market is narrower and less liquid, with fewer investors, issuers and market makers, than the taxable securities market. The more limited marketability of municipal securities may make it more difficult in certain circumstances to dispose of large investments advantageously. In addition, certain municipal securities may lose their tax-exempt status in the event of a change in the applicable tax laws.

Industrial development bonds, which are municipal securities, generally do not constitute the pledge of the credit of the issuer of such bonds. The portfolio may invest all or any part of its assets in municipal securities that are industrial development bonds.

To the extent that the portfolio invests in taxable securities, a portion of its income would be taxable.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Past performance


No performance information is provided for the Premier Money Market Shares since they do not have a full calendar year of performance. For reference, the chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the Tax-Exempt Portfolio's Service Shares have performed from year to year and by showing the average annual total returns for the periods stated. Of course, past performance is not necessarily an indication of future performance.

Annual total returns of the Service Shares* for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
3.91     2.42     1.84     2.32     3.32     2.85     2.90     2.70     2.42





1991    1992      1993     1994    1995      1996     1997     1998     1999

--------------------------------------------------------------------------------

* While Service Shares are not offered in this prospectus, they would have substantially similar annual returns as those of Premier Money Market Shares because both are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses.

For the period included in the bar chart, the Service Shares' highest return for a calendar quarter was 0.98% (the 1st quarter of 1991), and the Service Shares' lowest return for a calendar quarter was 0.45% (the 2nd quarter of 1993).

Average Annual Total Returns

For periods ended December 31, 1999      Tax-Exempt  Portfolio -- Service Shares
--------------------------------------------------------------------------------
One Year                                                     2.42%
Five Years                                                   2.84%
Since Portfolio Inception*                                   2.76%
--------------------------------------------------------------------------------

*  Inception date for the Service Shares of the portfolio was December 3, 1990.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the Tax-Exempt Portfolio.

-----------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering price)            NONE
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as % of redemption proceeds)                   NONE
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends/distribution             NONE
-----------------------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                              NONE
-----------------------------------------------------------------------------------------------
Exchange fee                                                                         NONE
-----------------------------------------------------------------------------------------------
Annual portfolio  operating expenses (expenses that are deducted from portfolio assets):
-----------------------------------------------------------------------------------------------
Management fee                                                                      0.19%
-----------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                           0.25%
-----------------------------------------------------------------------------------------------
Other expenses                                                                      0.56%*
-----------------------------------------------------------------------------------------------
Total annual portfolio operating expenses                                           1.00%
-----------------------------------------------------------------------------------------------

*  Other expenses are based on estimated amounts for the current fiscal year.

Example

This example is to help you compare the cost of investing in the Premier Money Market Shares of the Tax-Exempt Portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same each year. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                             $  102
------------------------------------------------------
Three Years                          $  318
------------------------------------------------------
Five Years                           $  552
------------------------------------------------------
Ten Years                            $1,225
------------------------------------------------------

TREASURY PORTFOLIO

Investment objective

The portfolio seeks to provide maximum current income consistent with stability of capital.

The portfolio investment objective may not be changed without a vote of shareholders.

Main investment strategies

The portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government, and related repurchase agreements. All such securities purchased mature in 12 months or less. The portfolio maintains a dollar-weighted average maturity of 90 days or less. The payment of principal and interest on the securities in the portfolio's investment portfolio is backed by the full faith and credit of the U.S. Government.

As a fundamental policy, at least 65% of the portfolio's total assets are invested in U.S. Treasury obligations and repurchase agreements collateralized by U.S. Treasury securities.

The portfolio may invest in repurchase agreements. Repurchase agreements are instruments under which a portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase such security at a mutually agreed upon time and price, which price is higher than the purchase price. The maturity of the securities subject to repurchase may exceed one year. Currently, the portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved pursuant to procedures adopted by the fund's Board of Trustees.

The portfolio may invest in floating and variable rate instruments (obligations that do not bear interest at fixed rates). Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations.

Securities are purchased and sold based on the investment manager's perception of monetary conditions, the available supply of appropriate investments, and the manager's projections for short-term interest rate movements.

Of course, there can be no guarantee that by following these investment strategies, the portfolio will achieve its objective.

Risk management strategies

The portfolio seeks to minimize credit risk by investing exclusively in short-term obligations backed by the full faith and credit of the U.S. Government.

Main risks

As with most money market funds, the major factor affecting the portfolio's performance is fluctuations in short-term interest rates. If short-term interest rates fall, the portfolio's yield is also likely to fall. Floating or variable rate securities have yields which adjust with changes in interest rates. Accordingly, to the extent the portfolio invests in floating or variable rate securities, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than that of fixed-rate obligations. Moreover, the investment manager's strategy or choice of specific investments may not perform as expected. The portfolio may have lower returns than other funds that invest in longer-term or lower quality securities.

An investment in the portfolio is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the portfolio seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the portfolio.

Past performance


No performance information is provided for the Premier Money Market Shares since they do not have a full calendar year of performance. For reference, the chart and table below provide some indication of the risks of investing in the portfolio by illustrating how the Treasury Portfolio's Service Shares have performed from year to year and by showing the average annual total returns for the periods stated. Of course, past performance is not necessarily an indication of future performance.

Annual total returns of the Service Shares* for years ended December 31

THE ORIGINAL DOCUMENT CONTAINS A BAR CHART HERE

BAR CHART DATA:

--------------------------------------------------------------------------------
3.33     2.89     4.02     5.75     5.20     5.75     5.21     5.30





1992     1993     1994     1995     1996     1997     1998      1999
--------------------------------------------------------------------------------

* While Service Shares are not offered in this prospectus, they would have substantially similar annual returns as those of Premier Money Market Shares because both are invested in the same portfolio of securities. Annual returns would differ only to the extent that the classes do not have the same expenses.

For the period included in the bar chart, the Service Shares' highest return for a calendar quarter was 1.45% (the 2nd quarter of 1995), and the Service Shares' lowest return for a calendar quarter was 0.68% (the 1st quarter of 1993).

Average Annual Total Returns

For periods ended December 31, 1999         Treasury Portfolio -- Service Shares
--------------------------------------------------------------------------------
One Year                                                     5.30%
Five Years                                                   5.35%
Since Portfolio Inception*                                   4.62%
--------------------------------------------------------------------------------

*  Inception date for the Service Shares of the portfolio was December 17, 1991.

Fee and expense information

The following information is designed to help you understand the fees and expenses that you may pay if you buy and hold Premier Money Market Shares of the Treasury Portfolio.


-----------------------------------------------------------------------------------------------
Shareholder Fees (fees paid directly from your investment):
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on purchases (as % of offering price)            NONE
-----------------------------------------------------------------------------------------------
Maximum deferred sales charge (load) (as % of redemption proceeds)                   NONE
-----------------------------------------------------------------------------------------------
Maximum sales charge (load) imposed on reinvested dividends/distribution             NONE
-----------------------------------------------------------------------------------------------
Redemption fee (as % of amount redeemed, if applicable)                              NONE
-----------------------------------------------------------------------------------------------
Exchange fee                                                                         NONE
-----------------------------------------------------------------------------------------------
Annual portfolio  operating expenses (expenses that are deducted from portfolio assets):
-----------------------------------------------------------------------------------------------
Management fee                                                                      0.15%
-----------------------------------------------------------------------------------------------
Distribution (12b-1) fees                                                           0.25%
-----------------------------------------------------------------------------------------------
Other expenses                                                                      0.63%*
-----------------------------------------------------------------------------------------------
Total annual portfolio operating expenses                                           1.03%**
-----------------------------------------------------------------------------------------------
Expense reimbursement                                                               0.03%
-----------------------------------------------------------------------------------------------
Net expenses                                                                        1.00%**
-----------------------------------------------------------------------------------------------

*  Other expenses are based on estimated amounts for the current fiscal year.

** By contract, total annual portfolio operating expenses are capped at 1.00% for Premier Money Market Shares through August 1, 2001.

Example

This example is to help you compare the cost of investing in the Premier Money Market Shares of the Treasury Portfolio with the cost of investing in other mutual funds.

This example illustrates the impact of the above fees and expenses on an account with an initial investment of $10,000, based on the expenses shown above. It assumes a 5% annual return, the reinvestment of all dividends and distributions, and "Total annual portfolio operating expenses" remaining the same each year except for the first year in the periods shown below. The first year of your investment will take into account the "Net expenses" as shown above. The expenses would be the same whether you sold your shares at the end of each period or continued to hold them. Actual expenses and returns vary from year to year, and may be higher or lower than those shown.

------------------------------------------------------
One Year                             $  102
------------------------------------------------------
Three Years                          $  325
------------------------------------------------------
Five Years                           $  566
------------------------------------------------------
Ten Years                            $1,257
------------------------------------------------------

INVESTMENT ADVISER

Each portfolio retains the investment management firm of Scudder Kemper Investments, Inc. (the "Adviser"), 345 Park Avenue, New York, NY 10154-0010, to manage each portfolio's daily investment and business affairs subject to the policies established by the portfolios' Board. The Adviser actively manages each portfolio's investments. Professional management can be an important advantage for investors who do not have the time or expertise to invest directly in individual securities. The Adviser is one of the largest and most experienced investment management organizations worldwide, managing more than $290 billion in assets globally for mutual fund investors, retirement and pension plans, institutional and corporate clients, and private family and individual accounts.

Money Market Portfolio


The Adviser, the portfolio's Principal Underwriter, Kemper Distributors Inc., the portfolio's Shareholder Service Agent, Kemper Service Company, and the portfolio's Accounting Agent, Scudder Fund Accounting Corporation, have voluntarily agreed to maintain the total annualized expenses of the portfolio's Premier Money Market Shares at no more than 1.00% of the average daily net assets. This arrangement may be discontinued at any time. The Adviser received an investment management fee of 0.19% of the portfolio's average daily net assets on an annual basis for the fiscal year ended April 30, 1999, reflecting the effect of expense limitations and/or fee waivers then in effect on the Service Shares of the Portfolio.

Government Securities Portfolio

The Adviser, the portfolio's Principal Underwriter, Kemper Distributors Inc., the portfolio's Shareholder Service Agent, Kemper Service Company, and the portfolio's Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the portfolio's Premier Money Market Shares at no more than 1.00% of the average daily net assets. The Adviser received an investment management fee of 0.18% of the portfolio's average daily net assets on an annual basis for the fiscal year ended April 30, 1999, reflecting the effect of expense limitations and/or fee waivers then in effect on the Service Shares of the Portfolio.

Tax-Exempt Portfolio

The Adviser, the portfolio's Principal Underwriter, Kemper Distributors Inc., the portfolio's Shareholder Service Agent, Kemper Service Company, and the portfolio's Accounting Agent, Scudder Fund Accounting Corporation, have voluntarily agreed to maintain the total annualized expenses of the of the portfolio's Premier Money Market Shares at no more than 1.00% of the average daily net assets. This arrangement may be discontinued at any time. The Adviser received an investment management fee of 0.19% of the portfolio's average daily net assets on an annual basis for the fiscal year ended April 30, 1999, reflecting the effect of expense limitations and/or fee waivers then in effect for the Service Shares of the Portfolio.

Treasury Portfolio

The Adviser; the portfolio's Principal Underwriter, Kemper Distributors, Inc.; the fund's Shareholder Service Agent, Kemper Service Company; and the
portfolio's Accounting Agent, Scudder Fund Accounting Corporation, have contractually agreed to maintain the total annualized expenses of the portfolio's Premier Money Market Shares at no more than 1.00% of the average daily net assets. The Adviser received an investment management fee of 0.03% of the portfolio's average daily net assets on an annual basis for the fiscal year ended March 31, 1999, reflecting the effect of expenses limitations then in effect on the Service Shares of the Portfolio.

PORTFOLIO MANAGEMENT

The following investment professionals are associated with the portfolios as indicated:

Money Market Portfolio

Name & Title                Joined the Portfolio   Background
---------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski,  Jr.           1990           Joined  the  Adviser in 1973 and began his  investment  career at
Lead Manager                                       that time. He has been  responsible for the trading and portfolio management of money market funds since 1974.

Geoffrey Gibbs                      1999           Joined the  Adviser in 1996 as a trader  for money  market  funds
Manager                                            and began his investment career in 1994.
---------------------------------------------------------------------------------------------------------------------

Government Securities Portfolio

Name & Title                Joined the Portfolio   Background
---------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski,  Jr.           1990           Joined  the  Adviser in 1973 and began his  investment  career at
Lead Manager                                       that time. He has been  responsible for the trading and portfolio management of money market funds since 1974.

Dean Meddaugh                       1999           Joined the Adviser in 1996 as a money market trader,  and in 1998
Manager                                            became a money market manager.  He began his investment career in
                                                   1994 as an accountant  for an unaffiliated investment management firm.
---------------------------------------------------------------------------------------------------------------------

Tax-Exempt Portfolio

Name & Title                Joined the Portfolio   Background
---------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski,  Jr.           1990           Joined  the  Adviser in 1973 and began his  investment  career at
Lead Manager                                       that time. He has been  responsible for the trading and portfolio management of money market funds since 1974.

Jerri I. Cohen                      1998           Joined  the  Adviser  in  1981 as an  accountant  and  began  her
Manager                                            investment career in 1992 as a money market trader.
---------------------------------------------------------------------------------------------------------------------

Treasury Portfolio

Name & Title                Joined the Portfolio   Background
---------------------------------------------------------------------------------------------------------------------
Frank J. Rachwalski,  Jr.           1990           Joined  the  Adviser in 1973 and began his  investment  career at
Lead Manager                                       that time. He has been  responsible for the trading and portfolio management of money market funds since 1974.

Jerri I. Cohen                      1998           Joined  the  Adviser  in  1981 as an  accountant  and  began  her
Manager                                            investment career in 1992 as a money market trader.
---------------------------------------------------------------------------------------------------------------------

ABOUT YOUR INVESTMENT

TRANSACTION INFORMATION

Share price

Scudder Fund Accounting Corporation determines the net asset value per share of each portfolio on each day the New York Stock Exchange (the "Exchange") is open for trading, at 11:00 a.m., 1:00 p.m. and 3:00 p.m. Central time for Money Market Portfolio and Treasury Portfolio, at 11:00 a.m., 1:00 p.m., 3:00 p.m. and 8:00 p.m. Central time for Government Securities Portfolio and at 11:00 a.m. and 3:00 p.m. Central time for Tax-Exempt Portfolio.

Each portfolio seeks to maintain a net asset value of $1.00 per share and values its portfolio instruments at amortized cost. Calculations are made to compare the value of each portfolio's investments, valued at amortized cost, with market-based values. In order to value its investments at amortized cost, each portfolio purchases only securities with a maturity of 12 months or less (397 days or less for the Treasury Portfolio) and maintains a dollar-weighted average maturity of 90 days or less. In addition, the portfolio limits its portfolio investments to securities that meet the quality and diversification requirements of federal law.

The net asset value per share is the value of one share and is determined by dividing the value of the total fund assets attributable to the applicable class, less all liabilities attributable to that class, by the total number of shares outstanding for that class.

Processing time

Payment for shares you sell will be made in cash as promptly as practicable but in no event later than seven days after receipt of a properly executed request. If you have share certificates, these must accompany your order in proper form for transfer. When you place an order to sell shares for which a portfolio may not yet have received good payment (i.e., purchases by check or certain Automated Clearing House Transactions), a portfolio may delay transmittal of the proceeds until it has determined that collected funds have been received for the purchase of such shares. This may be up to 10 days from receipt by a portfolio of the purchase amount. If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge, the redemption of such shares by a portfolio may be subject to a contingent deferred sales charge as explained in the prospectus for the other fund.

Signature guarantees

A signature guarantee is required unless you sell shares worth $50,000 or less and the proceeds are payable to the shareholder of record at the address of record. You can obtain a guarantee from most brokerage houses and financial institutions, although not from a notary public. The portfolios will normally send you the proceeds within one business day following your request, but may take up to seven business days (or longer in the case of shares recently purchased by check).

Minimum balances

The minimum initial investment for each portfolio's Premier Money Market Shares is $1,000 and the minimum subsequent investment is $100, but such minimum amounts may be changed at any time in management's discretion. Firms offering portfolio shares may set different minimums for accounts they service and may change such minimums at their discretion.

Because of the high cost of maintaining small accounts, each portfolio reserves the right to redeem an account with a balance below $1,000. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a portfolio redeems that shareholder account.

Redemption-in-kind

The portfolios reserve the right to honor any request for redemption or repurchase order by "redeeming in kind," that is, by making payment of redemption proceeds in marketable securities (which typically will involve brokerage costs for the shareholder to liquidate) rather than cash; the portfolios generally will not make a redemption-in-kind in marketable securities unless a shareholder's requests over a 90-day period total more than $250,000 or 1% of a portfolio's assets, whichever is less.

Rule 12b-1 plan

Each portfolio has adopted a plan under Rule 12b-1 for each portfolio's Premier Shares that provides for fees payable as an expense of a portfolio that are used by the principal underwriter to pay for distribution and services for that portfolio. Under the Rule 12b-1 plan for each portfolio's Premier Shares, each portfolio pays an annual distribution services fee, payable monthly, of 0.25% of that portfolio's average daily net assets. Because 12b-1 fees are paid out of the portfolios' assets on an ongoing basis, they will, over time, increase the cost of investment and may cost more than paying other types of sales charges.

Buying shares

Shares of each portfolio may be purchased at net asset value, with no sales charge through selected financial services firms, such as broker-dealers and banks. Investors must indicate the portfolio in which they wish to invest.

Each portfolio seeks to be as fully invested as possible at all times in order to achieve maximum income. Since the portfolios will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each portfolio has adopted procedures for the convenience of its shareholders and to ensure that it receives investable funds.

Orders for purchase of shares of a portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive that day's dividend if effected at or prior to (i) the 1:00 p.m. Central time net asset value determination for the Money Market Portfolio, the Government Securities Portfolio and the Treasury Portfolio; (ii) the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio.

Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares of a portfolio will be purchased.

If payment is wired in Federal Funds, the payment should be directed to UMB Bank N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to the appropriate portfolio bank account (Money Market Portfolio 346:
98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8; Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2) and further credit to your account number.

Third party transactions

If you buy and sell shares of a portfolio through a member of the National Association of Securities Dealers, Inc. (other than the portfolios' distributor), that member may charge a fee for that service. This prospectus should be read in connection with such firms' material regarding their fees and services.

Other Information


Each portfolio and its distributor reserve the right to withdraw all or any part of the offering made by this prospectus or to reject purchase orders, without prior notice. Also, from time to time, each portfolio may temporarily suspend the offering of its shares to new investors. During the period of such suspension, persons who are already shareholders normally are permitted to continue to purchase additional shares and to have dividends reinvested. Each portfolio also reserves the right at any time to waive or increase the minimum investment requirements. All orders to purchase shares of a portfolio are subject to acceptance and are not binding until confirmed or accepted in writing. Any purchase that would result in total account balances for a single shareholder in excess of $3 million is subject to prior approval by the portfolio. Share certificates are issued only on request. A $10 service fee will be charged when a check for the purchase of shares is returned because of insufficient or uncollected funds or a stop payment order.


Shareholders should direct their inquiries to the firm from which they received this prospectus or to Kemper Service Company, the portfolio's Shareholder Service Agent, 811 Main Street, Kansas City, Missouri 64105-2005.

The information in this prospectus applies only to each portfolio's Premier Money Market Shares. The Money Market Portfolio and the Tax-Exempt Portfolio each have three other classes and the Government Securities Portfolio and the Treasury Portfolio each have one other share class, all of which are described in separate prospectuses and which have different fees, requirements and services.

SELLING AND EXCHANGING SHARES

Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a portfolio will be redeemed at the next determined net asset value. If processed at 3:00 p.m. Central time for each Portfolio (or 8:00 p.m. for the Government Securities Portfolio), the shareholder will receive that day's dividend. For the Portfolio, requests received by the Shareholder Service Agent for expedited wire redemptions prior to 11:00 a.m. Central time will result in shares being redeemed that day, and normally proceeds will be sent to the designated account that day. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.

Shareholders should contact the financial services firm through which shares were purchased for redemption instructions. Any shareholder may request that a portfolio redeem his or her shares. When shares are held for the account of a shareholder by the portfolios' transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 219153, Kansas City, Missouri 64141-9153.

An exchange of shares entails the sale of portfolio shares and subsequent purchase of shares of another Kemper Fund.

Shareholders may obtain additional information about other ways to redeem shares
such  as  telephone  redemptions,   expedited  wire  transfer  redemptions,  and
redemptions by draft by contacting their financial services firm.

Checkwriting. You may redeem shares of any portfolio by writing checks against your account for at least $100 and no more than $5,000,000.

Special Features. Certain firms that offer shares of the portfolios also provide special redemption features through charge or debit cards and checks that redeem portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.

DISTRIBUTIONS

The portfolios' dividends are declared daily and distributed monthly to shareholders. Any dividends or capital gains distributions declared in October, November or December with a record date in such month and paid during the following January will be treated by shareholders for federal income tax purposes as if received on December 31 of the calendar year declared. A portfolio may adjust its schedule for dividend reinvestment for the month of December in order to comply with Internal Revenue code requirements.

Income dividends and capital gain dividends, if any, of a portfolio will be credited to shareholder accounts in full and fractional shares of the same portfolio at net asset value, except that, upon written request to Kemper Service Company, a shareholder may choose to receive income and capital gain dividends in cash.

For retirement plans, all dividends and capital gains distributions must be reinvested into the shareholder's account. Distributions are generally taxable whether received in cash or reinvested. Exchanges among other mutual funds may also be taxable events.

TAXES

Generally, dividends from net investment income are taxable to shareholders as ordinary income. Long-term capital gains distributions, if any, are taxable to shareholders as long-term capital gains, regardless of the length of time shareholders have owned shares. Short-term capital gains and any other taxable income distributions are taxable as ordinary income. A portion of dividends from ordinary income may qualify for the dividends-received deduction for corporations. Distributions of tax-exempt interest income from Tax-Exempt Portfolio are expected to be exempt from federal income taxation, except for the possible applicability of the alternative minimum tax.

Each portfolio sends detailed tax information about the amount and type of its distributions by January 31 of the following year.

Each portfolio may be required to withhold U.S. federal income tax at the rate of 31% of all taxable distributions payable to shareholders who fail to provide the portfolio with their correct taxpayer identification number or to make required certifications, or who have been notified by the IRS that they are subject to backup withholding. Any such withheld amounts may be credited against the shareholder's U.S. federal income tax liability.

You may be subject to state, local and foreign taxes on portfolio distributions and dispositions of portfolio shares. You should consult your tax adviser regarding the particular tax consequences of an investment in a portfolio.

Additional information about the portfolios may be found in the Statement of Additional Information and in shareholder reports. Shareholder inquiries may be made by calling the toll-free telephone number listed below. The Statement of Additional Information contains more detailed information on each portfolio's investments and operations. The semiannual and annual shareholder reports include a listing of portfolio holdings and financial statements. These and other portfolio documents may be obtained without charge from your financial adviser, from the Shareholder Service Agent at 1-800-231-8568, from the Securities and Exchange Commission Web site (http://www.sec.gov), and the principal underwriter. You can also obtain copies from the SEC (for a duplicating fee) by writing or calling: Public Reference Section, Securities and Exchange Commission, Judiciary Plaza, 450 Fifth Street, N.W., Washington, DC 20549 (1-800-SEC-0330).


The Statement of Additional Information dated January 24, 2000 is incorporated by reference into this prospectus (is legally a part of this prospectus).

Investment Company Act file numbers:

Cash Account Trust                         811-5970
  Money Market Portfolio
  Government Securities Portfolio
  Tax-Exempt Portfolio

Investors Cash Trust                       811-6103
  Treasury Portfolio

                       STATEMENT OF ADDITIONAL INFORMATION
                                January 24, 2000

                          Premier Money Market Shares:

                             Money Market Portfolio
                         Government Securities Portfolio
                              Tax-Exempt Portfolio
                               Treasury Portfolio

               222 South Riverside Plaza, Chicago, Illinois 60606
                                 1-800-231-8568


This combined Statement of Additional Information contains information about the Premier Money Market Shares of the Money Market Portfolio, Government Securities Portfolio and Tax-Exempt Portfolio, each a series of Cash Account Trust and the Premier Money Market Shares of the Treasury Portfolio, a series of Investors Cash Trust. Cash Account Trust and Investors Cash Trust (each a "Trust", collectively the "Trusts") are open-end diversified management investment companies. This combined Statement of Additional Information is not a prospectus and should be read in conjunction with the prospectus of the Premier Money
Market Shares of the Money Market Portfolio, Government Securities Portfolio, Tax-Exempt Portfolio, and Treasury Portfolio (each a "Portfolio", collectively the "Portfolios") dated January 24, 2000. The prospectus may be obtained without charge from the Trusts at the address or telephone number on this cover or the firm from which this Statement of Additional Information was received and is also available along with other related materials at the SEC's Internet web site (http://www.sec.gov).






TABLE OF CONTENTS



INVESTMENT RESTRICTIONS......................................2

INVESTMENT POLICIES AND TECHNIQUES...........................5

INVESTMENT ADVISER AND SHAREHOLDER SERVICES.................11

PORTFOLIO TRANSACTIONS......................................15

PURCHASE AND REDEMPTION OF SHARES...........................16

DIVIDENDS, NET ASSET VALUE AND TAXES........................19

PERFORMANCE.................................................22

OFFICERS AND TRUSTEES.......................................23

SPECIAL FEATURES............................................27

SHAREHOLDER RIGHTS..........................................29

APPENDIX -- RATINGS OF INVESTMENTS..........................31

INVESTMENT RESTRICTIONS


The Trusts have each adopted for the Portfolios certain investment restrictions which, together with the investment objective and policies of each Portfolio (except for policies designated as non-fundamental and limited in regard to the Tax-Exempt Portfolio to the policies in the first and fifth paragraphs under Investment Policies and Techniques- "Tax-Exempt Portfolio" below), cannot be changed for a Portfolio without approval by holders of a majority of its outstanding voting shares. As defined in the Investment Company Act of 1940, as amended (the "1940 Act"), this means the lesser of the vote of (a) 67% of the shares of the Portfolio present at a meeting where more than 50% of the outstanding shares are present in person or by proxy or (b) more than 50% of the outstanding shares of the Portfolio.


The Money Market Portfolio and the Government Securities Portfolio individually may not:

         (1) Purchase securities of any issuer (other than obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities) if, as a result, more than 5% of the value of the Portfolio's assets would be invested in securities of that issuer.

         (2) Purchase more than 10% of any class of securities of any issuer. All debt securities and all preferred stocks are each considered as one class.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities, or purchase any securities on margin except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6)      Write, purchase or sell puts, calls or combinations thereof.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships), although it may invest in securities which are secured by real estate and securities of issuers which invest or deal in real estate.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in the securities of issuers which invest in or sponsor such programs.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

Additionally, the Money Market Portfolio may not:

         (13) Concentrate 25% or more of the value of the Portfolio's assets in any one industry; provided, however, that (a) the Portfolio reserves freedom of action to invest up to 100% of its assets in obligations of, or guaranteed by, the United States Government, its agencies or instrumentalities in accordance with its investment objective and policies and (b) the Portfolio will invest at least 25% of its assets in obligations issued by banks in accordance with its investment objective and policies. However, the Portfolio may, in the discretion of its investment adviser, invest less than 25% of its assets in obligations issued by banks whenever the Portfolio assumes a temporary defensive posture.

With regard to restriction #13, for purposes of determining the percentage of the Portfolio's total assets invested in securities of issuers having their principal business activities in a particular industry, asset backed securities will be classified separately, based on the nature of the underlying assets. Currently, the following categories are used: captive auto, diversified, retail and consumer loans, captive equipment and business, business trade receivables, nuclear fuel and capital and mortgage lending.

The Tax-Exempt Portfolio may not:

         (1) Purchase securities if as a result of such purchase more than 25% of the Portfolio's total assets would be invested in any industry or in any one state. Municipal Securities and obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities are not considered an industry for purposes of this restriction.

         (2) Purchase securities of any issuer (other than obligations of, or guaranteed by, the U.S. Government, its agencies or instrumentalities) if as a result more than 5% of the value of the Portfolio's assets would be invested in the securities of such issuer. For purposes of this limitation, the Portfolio will regard the entity that has the primary responsibility for the payment of interest and principal as the issuer.

         (3) Make loans to others (except through the purchase of debt obligations or repurchase agreements in accordance with its investment objective and policies).

         (4)      Borrow money except as a temporary  measure for  extraordinary or emergency purposes and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any money market instruments (any such borrowings under this section will not be collateralized). If, for any reason, the current value of the Portfolio's total assets falls below an amount equal to three times the amount of its indebtedness from money borrowed, the Portfolio will, within three days (not including Sundays and holidays), reduce its indebtedness to the extent necessary. The Portfolio will not borrow for leverage purposes.

         (5) Make short sales of securities or purchase securities on margin, except to obtain such short-term credits as may be necessary for the clearance of transactions.

         (6) Write, purchase or sell puts, calls or combinations thereof, although the Portfolio may purchase Municipal Securities subject to Standby Commitments in accordance with its investment objective and policies.

         (7) Purchase or retain the securities of any issuer if any of the officers, trustees or directors of the Trust or its investment adviser owns beneficially more than 1/2 of 1% of the securities of such issuer and together own more than 5% of the securities of such issuer.

         (8) Invest for the purpose of exercising control or management of another issuer.

         (9) Invest in commodities or commodity futures contracts or in real estate (or real estate limited partnerships) except that the Portfolio may invest in Municipal Securities secured by real estate or interests therein.

         (10) Invest in interests in oil, gas or other mineral exploration or development programs or leases, although it may invest in Municipal Securities of issuers which invest in or sponsor such programs or leases.

         (11) Underwrite securities issued by others except to the extent the Portfolio may be deemed to be an underwriter, under the federal securities laws, in connection with the disposition of portfolio securities.

         (12)     Issue senior securities as defined in the 1940 Act.

The Treasury Portfolio may not:

         (1)      Borrow money,  except as permitted  under the 1940 Act, and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time;

         (2) Issue senior securities, except as permitted under the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;

         (3) Concentrate its investments in a particular industry, as that term is used in the 1940 Act, and as interpreted or modified by regulatory authority having jurisdiction, from time to time;


         (4) Engage in the business of underwriting securities issued by others, except to the extent that the Portfolio may be deemed to be an underwriter in connection with the disposition of portfolio securities;

         (5) Purchase or sell real estate, which term does not include securities of companies which deal in real estate or mortgages or investments secured by real estate or interests therein, except that the Portfolio reserves freedom of action to hold and to sell real estate acquired as a result of the Portfolio's ownership of securities;


         (6)      Purchase  physical   commodities  or  contracts   relating  to
                  physical commodities; or

         (7)      Make loans,  except as  permitted  under the 1940 Act,  and as
                  interpreted  or  modified  by  regulatory   authority   having
                  jurisdiction, from time to time.


If a percentage restriction is adhered to at the time of investment, a later increase or decrease in percentage beyond the specified limit resulting from a change in values or net assets will not be considered a violation. The
Portfolios did not borrow in the latest fiscal period and have no present intention of borrowing during the coming year as permitted under each portfolio's investment restriction relating to borrowing. In any event, borrowings would only be made as permitted by such restrictions. The Tax-Exempt Portfolio may invest more than 25% of its total assets in industrial development bonds.


The  Money  Market  Portfolio  and the  Government  Securities  Portfolio,  as a
non-fundamental   policy  that  may  be  changed   without   shareholder   vote,
individually  may not:

                  (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.


The Tax-Exempt Portfolio, as a non-fundamental policy that may be changed without shareholder vote, may not:

                  (i) Purchase securities of other investment companies, except in connection with a merger, consolidation, reorganization or acquisition of assets.

The Treasury Portfolio, as a non-fundamental policy that may be changed without shareholder vote, may not:

                  (i) Purchase any securities other than obligations issued by the U.S. Government and repurchase agreements of such obligations, except in connection with a master/feeder fund structure. However, if the Fund implements a master/feeder fund structure, shareholder approval is required

INVESTMENT POLICIES AND TECHNIQUES

Descriptions in this Statement of Additional Information of a particular investment practice or technique in which a Portfolio may engage or a financial instrument which a Portfolio may purchase are meant to describe the spectrum of investments that Scudder Kemper Investments, Inc. (the "Adviser"), in its discretion, might, but is not required to, use in managing a Portfolio's assets. The Adviser may, in its discretion, at any time, employ such practice, technique or instrument for one or more funds but not for all funds advised by it. Furthermore, it is possible that certain types of financial instruments or investment techniques described herein may not be available, permissible, economically feasible or effective for their intended purposes in all markets. Certain practices, techniques, or instruments may not be principal activities of a Portfolio, but, to the extent employed, could, from time to time, have a material impact on a Portfolio's performance.

The Portfolios described in this Statement of Additional Information seek to provide maximum current income consistent with the stability of capital. Each Portfolio is managed to maintain a net asset value of $1.00 per share.


Each Trust is a money market mutual fund designed to provide its shareholders with professional management of short-term investment dollars. It is designed for investors who seek maximum current income consistent with stability of capital. Each Trust pools individual and institutional investors' money that it uses to buy high quality money market instruments. Each Trust is a series investment company that is able to provide investors with a choice of separate investment portfolios. Cash Account Trust currently offers three investment portfolios: the Money Market Portfolio, the Government Securities Portfolio
(which is not offered in this Statement of Additional Information) and the Tax-Exempt Portfolio. Investors Cash Trust currently offers two investment portfolios: the Government Securities Portfolio and the Treasury Portfolio. Because each Portfolio combines its shareholders' money, it can buy and sell large blocks of securities, which reduces transaction costs and maximizes yields. Each Trust is managed by investment professionals who analyze market trends to take advantage of changing conditions and who seek to minimize risk by diversifying each Portfolio's investments. A Portfolio's investments are subject to price fluctuations resulting from rising or declining interest rates and are subject to the ability of the issuers of such investments to make payment at maturity. However, because of their short maturities, liquidity and high quality ratings, high quality money market instruments, such as those in which the Portfolios invest, are generally considered to be among the safest available. Thus, each Portfolio is designed for investors who want to avoid the fluctuations of principal commonly associated with equity or long-term bond investments. There can be no guarantee that a Portfolio will achieve its objective or that it will maintain a net asset value of $1.00 per share.


Money Market Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in the following types of U.S. Dollar-denominated money market instruments that mature in 12 months or less:
1. Obligations of, or guaranteed by, the U.S. or Canadian governments, their agencies or instrumentalities.
2. Bank certificates of deposit, time deposits or bankers' acceptances of U.S. banks (including their foreign branches) and Canadian chartered banks having total assets in excess of $1 billion.
3. Bank certificates of deposit, time deposits or bankers' acceptances of foreign banks (including their U.S. and foreign branches) having total assets in excess of $10 billion.

4. Commercial paper, notes, bonds, debentures, participation certificates or other debt obligations that (i) are rated high quality by Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Corporation ("S&P"), or Duff & Phelps, Inc. ("Duff"); or (ii) if unrated, are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment adviser. Currently, only obligations in the top two categories are considered to be rated high quality. The two highest rating categories of Moody's, S&P and Duff for commercial paper are Prime-1 and Prime-2, A-1 and A-2 and Duff 1 and Duff 2, respectively. For other debt obligations, the two highest rating categories for such services are Aaa and Aa, AAA and AA and AAA and AA, respectively. For a description of these ratings, see "Appendix-- Ratings of Investments" in this Statement of Additional Information.

5. Repurchase agreements of obligations that are suitable for investment under the categories set forth above. Repurchase agreements are discussed below.

In addition, the Portfolio limits its investments to securities that meet the quality and diversification requirements of Rule 2a-7 under the 1940 Act.

The Portfolio will normally invest at least 25% of its assets in obligations issued by banks; provided, however, the Portfolio may in the discretion of the Portfolio's investment adviser temporarily invest less than 25% of its assets in such obligations whenever the Portfolio assumes a defensive posture. Investments by the Portfolio in Eurodollar certificates of deposit issued by London branches of U.S. banks, or obligations issued by foreign entities, including foreign banks, involve risks that are different from investments in securities of domestic branches of U.S. banks. These risks may include future unfavorable political and economic developments, possible withholding taxes on interest payments, seizure of foreign deposits, currency controls, interest limitations or other governmental restrictions that might affect payment of principal or interest. The market for such obligations may be less liquid and, at times, more volatile than for securities of domestic branches of U.S. banks. Additionally, there may be less public information available about foreign banks and their branches. The profitability of the banking industry is dependent largely upon the availability and cost of funds for the purpose of financing lending operations under prevailing money market conditions. General economic conditions as well as exposure to credit losses arising from possible financial difficulties of borrowers play an important part in banking operations. As a result of Federal and state laws and regulations, domestic banks are, among other things, required to maintain specified levels of reserves, limited in the amounts they can loan to a single borrower and subject to other regulations designed to promote financial soundness. However, not all such laws and regulations apply to the foreign branches of domestic banks. Foreign branches of foreign banks are not regulated by U.S. banking authorities, and generally are not bound by accounting, auditing and financial reporting standards comparable to U.S. banks. Bank obligations held by the Portfolio do not benefit materially from insurance from the Federal Deposit Insurance Corporation.

The Portfolio may invest in commercial paper issued by major corporations under the Securities Act of 1933 in reliance on the exemption from registration afforded by Section 3(a)(3) thereof. Such commercial paper may be issued only to finance current transactions and must mature in nine months or less. Trading of such commercial paper is conducted primarily by institutional investors through investment dealers and individual investor participation in the commercial paper market is very limited. The Portfolio also may invest in commercial paper issued in reliance on the so-called "private placement" exemption from registration that is afforded by Section 4(2) of the Securities Act of 1933 ("Section 4(2) paper"). Section 4(2) paper is restricted as to disposition under the federal securities laws, and generally is sold to institutional investors such as the Portfolio who agree that they are purchasing the paper for investment and not with a view to public distribution. Any resale by the purchaser must be in an exempt transaction. Section 4(2) paper normally is resold to other institutional investors like the Portfolio through or with the assistance of the issuer or investment dealers who make a market in Section 4(2) paper, thus providing liquidity. The Portfolio's investment adviser considers the legally restricted but readily saleable Section 4(2) paper to be liquid; however, pursuant to procedures approved by the Board of Trustees of the Trust, if a particular investment in Section 4(2) paper is not determined to be liquid, that investment will be included within the 10% limitation on illiquid securities discussed below. The Portfolio's investment adviser monitors the liquidity of the Portfolio's investments in Section 4(2) paper on a continuous basis.

The Portfolio may invest in high quality participation certificates ("certificates") representing undivided interests in trusts that hold a portfolio of receivables from consumer and commercial credit transactions, such as transactions involving consumer revolving credit card accounts or commercial revolving credit loan facilities. The receivables would include amounts charged for goods and services, finance charges, late charges and other related fees and charges. Interest payable on the certificates may be fixed or may be adjusted periodically or "float" continuously according to a formula based upon an objective standard such as the 30-day commercial paper rate ("Variable Rate Securities"). A trust may have the benefit of a letter of credit from a bank at a level established to satisfy rating agencies as to the credit quality of the assets supporting the payment of principal and interest on the certificates. Payments of principal and interest on the certificates would be dependent upon the underlying receivables in the trust and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of certificates is based primarily upon the value of the receivables held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the trust. The Portfolio's investment adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a certificate and in determining whether the certificate is appropriate for investment by the Portfolio. Collection of receivables in the trust may be affected by various social, legal and economic factors affecting the use of credit and repayment patterns, such as changes in consumer protection laws, the rate of inflation, unemployment levels and relative interest rates. It is anticipated that for most publicly offered certificates there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its certificates prior to maturity to the issuer or a third party. While the Portfolio may invest without limit in certificates, it is currently anticipated that such investments will not exceed 25% of the Portfolio's assets.


Government Securities Portfolio. The Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities and repurchase agreements of such obligations. All such securities purchased mature in 12 months or less. Some securities issued by U.S. Government agencies or instrumentalities are supported only by the credit of the agency or instrumentality, such as those issued by the Federal Home Loan Bank, and others have an additional line of credit with the U.S. Treasury, such as those issued by Fannie Mae, the Farm Credit System and the Student Loan Marketing Association. Short-term U.S. Government obligations generally are considered to be the safest short-term investment. The U.S. Government guarantee of the securities owned by the Portfolio, however, does not guarantee the net asset value of its shares, which the Portfolio seeks to maintain at $1.00 per share. Also, with respect to securities supported only by the credit of the issuing agency or instrumentality or by an additional line of credit with the U.S. Treasury, there is no guarantee that the U.S. Government will provide support to such agencies or instrumentalities and such securities may involve risk of loss of principal and interest.

Tax-Exempt Portfolio. The Portfolio seeks maximum current income that is exempt from Federal income taxes to the extent consistent with stability of capital. The Portfolio pursues its objective primarily through a professionally managed, diversified portfolio of short-term high quality tax-exempt municipal obligations. Under normal market conditions at least 80% of the Portfolio's total assets will, as a fundamental policy, be invested in obligations issued by or on behalf of states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, the income from which is exempt from Federal income tax ("Municipal Securities"). In compliance with the position of the staff of the Securities and Exchange Commission, the Portfolio does not consider "private activity" bonds to be Municipal Securities for purposes of the 80% limitation. This is a fundamental policy so long as the staff maintains its position, after which it would become non-fundamental.

Municipal Securities, such as industrial development bonds, are issued by or on behalf of public authorities to obtain funds for purposes including privately operated airports, housing, conventions, trade shows, ports, sports, parking or pollution control facilities or for facilities for water, gas, electricity or sewage and solid waste disposal. Such obligations, which may include lease arrangements, are included within the term Municipal Securities if the interest paid thereon qualifies as exempt from federal income tax. Other types of industrial development bonds, the proceeds of which are used for the construction, equipment, repair or improvement of privately operated industrial or commercial facilities, may constitute Municipal Securities, although current Federal tax laws place substantial limitations on the size of such issues.

Municipal Securities which the Portfolio may purchase include, without limitation, debt obligations issued to obtain funds for various public purposes, including the construction of a wide range of public facilities such as airports, bridges, highways, housing, hospitals, mass transportation, public utilities, schools, streets, and water and sewer works. Other public purposes for which Municipal Securities may be issued include refunding outstanding obligations, obtaining funds for general operating expenses and obtaining funds to loan to other public institutions and facilities.

Tax anticipation notes typically are sold to finance working capital needs of municipalities in anticipation of receiving property taxes on a future date. Bond anticipation notes are sold on an interim basis in anticipation of a municipality issuing a longer term bond in the future. Revenue anticipation notes are issued in expectation of receipt of other types of revenue such as those available under the Federal Revenue Sharing Program. Construction loan notes are instruments insured by the Federal Housing Administration with permanent financing by Fannie Mae or "Ginnie Mae" (the Government National Mortgage Association) at the end of the project construction period.
Pre-refunded municipal bonds are bonds which are not yet refundable, but for which securities have been placed in escrow to refund an original municipal bond issue when it becomes refundable. Tax-free commercial paper is an unsecured promissory obligation issued or guaranteed by a municipal issuer. The Tax-Exempt Portfolio may purchase other Municipal Securities similar to the foregoing, which are or may become available, including securities issued to pre-refund other outstanding obligations of municipal issuers.


The Portfolio will invest only in Municipal Securities that at the time of purchase: (a) are rated within the two highest-ratings for Municipal Securities (Aaa or Aa) assigned by Moody's or (AAA or AA) assigned by S&P; (b) are guaranteed or insured by the U.S. Government as to the payment of principal and interest; (c) are fully collateralized by an escrow of U.S.

Government securities acceptable to the Portfolio's investment adviser; (d) have at the time of purchase Moody's short-term Municipal Securities rating of MIG-2 or higher or a municipal commercial paper rating of P-2 or higher, or S&P's municipal commercial paper rating of A-2 or higher; (e) are unrated, if longer term Municipal Securities of that issuer are rated within the two highest rating categories by Moody's or S&P; or (f) are determined to be at least equal in quality to one or more of the above ratings in the discretion of the Portfolio's investment adviser. In addition, the Portfolio limits its investments to securities that meet the quality requirements of Rule 2a-7 under the Investment Company Act of 1940. See "Net Asset Value."


Dividends representing net interest income received by the Portfolio on Municipal Securities will be exempt from federal income tax when distributed to the Portfolio's shareholders. Such dividend income may be subject to state and local taxes. The Portfolio's assets will consist of Municipal Securities, taxable temporary investments as described below and cash. The Portfolio considers short-term Municipal Securities to be those that mature in one year or less. Examples of Municipal Securities that are issued with original maturities of one year or less are short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes, pre-refunded municipal bonds, warrants and tax-free commercial paper.

Municipal Securities generally are classified as "general obligation" or "revenue" issues. General obligation bonds are secured by the issuer's pledge of its full credit and taxing power for the payment of principal and interest.
Revenue bonds are payable only from the revenues derived from a particular facility or class of facilities or, in some cases, from the proceeds of a special excise tax or other specific revenue source such as the user of the facility being financed. Industrial development bonds held by the Portfolio are in most cases revenue bonds and generally are not payable from the unrestricted revenues of the issuer, and do not constitute the pledge of the credit of the issuer of such bonds. Among other types of instruments, the Portfolio may purchase tax-exempt commercial paper, warrants and short-term municipal notes such as tax anticipation notes, bond anticipation notes, revenue anticipation notes, construction loan notes and other forms of short-term loans. Such notes are issued with a short-term maturity in anticipation of the receipt of tax payments, the proceeds of bond placements or other revenues. See "Appendix" for a more detailed discussion of the Moody's and S&P ratings outlined above. The Portfolio may invest in short-term "private activity" bonds.


The Portfolio may purchase securities that provide for the right to resell them to an issuer, bank or dealer at an agreed upon price or yield within a specified period prior to the maturity date of such securities. Such a right to resell is referred to as a "Standby Commitment." Securities may cost more with Standby Commitments than without them. Standby Commitments will be entered into solely to facilitate portfolio liquidity. A Standby Commitment may be exercised before the maturity date of the related Municipal Security if the Portfolio's investment adviser revises its evaluation of the creditworthiness of the underlying security or of the entity issuing the Standby Commitment. The Portfolio's policy is to enter into Standby Commitments only with issuers, banks or dealers that are determined by the Portfolio's investment adviser to present minimal credit risks. If an issuer, bank or dealer should default on its obligation to repurchase an underlying security, the Portfolio might be unable to recover all or a portion of any loss sustained from having to sell the security elsewhere.

The Portfolio may purchase high quality Certificates of Participation in trusts that hold Municipal Securities. A Certificate of Participation gives the Portfolio an undivided interest in the Municipal Security in the proportion that the Portfolio's interest bears to the total principal amount of the Municipal Security. These Certificates of Participation may be variable rate or fixed rate with remaining maturities of one year or less. A Certificate of Participation may be backed by an irrevocable letter of credit or guarantee of a financial institution that satisfies rating agencies as to the credit quality of the Municipal Security supporting the payment of principal and interest on the Certificate of Participation. Payments of principal and interest would be dependent upon the underlying Municipal Security and may be guaranteed under a letter of credit to the extent of such credit. The quality rating by a rating service of an issue of Certificates of Participation is based primarily upon the rating of the Municipal Security held by the trust and the credit rating of the issuer of any letter of credit and of any other guarantor providing credit support to the issue. The Portfolio's investment adviser considers these factors as well as others, such as any quality ratings issued by the rating services identified above, in reviewing the credit risk presented by a Certificate of Participation and in determining whether the Certificate of Participation is appropriate for investment by the Portfolio. It is anticipated by the Portfolio's investment adviser that, for most publicly offered Certificates of Participation, there will be a liquid secondary market or there may be demand features enabling the Portfolio to readily sell its Certificates of Participation prior to maturity to the issuer or a third party. As to those instruments with demand features, the Portfolio intends to exercise its right to demand payment from the issuer of the demand feature only upon a default under the terms of the Municipal Security, as needed to provide liquidity to meet redemptions, or to maintain a high quality investment portfolio.


The Portfolio may purchase and sell Municipal Securities on a when-issued or delayed delivery basis. A when-issued or delayed delivery transaction arises when securities are bought or sold for future payment and delivery to secure what is considered to be an advantageous price and yield to the Portfolio at the time it enters into the transaction. In determining the maturity of portfolio securities purchased on a when-issued or delayed delivery basis, the Portfolio will consider them to have been purchased on the date when it committed itself to the purchase.

A security purchased on a when-issued basis, like all securities held by the Portfolio, is subject to changes in market value based upon changes in the level of interest rates and investors' perceptions of the creditworthiness of the issuer. Generally such securities will appreciate in value when interest rates decline and decrease in value when interest rates rise. Therefore if, in order to achieve higher interest income, the Portfolio remains substantially fully invested at the same time that it has purchased securities on a when-issued basis, there will be a greater possibility that the market value of the Portfolio's assets will vary from $1.00 per share because the value of a when-issued security is subject to market fluctuation and no interest accrues to the purchaser prior to settlement of the transaction.

The Portfolio will only make commitments to purchase Municipal Securities on a when-issued or delayed delivery basis with the intention of actually acquiring the securities, but the Portfolio reserves the right to sell these securities before the settlement date if deemed advisable. The sale of these securities may result in the realization of gains that are not exempt from federal income tax.


In seeking to achieve its investment objective, the Portfolio may invest all or any part of its assets in Municipal Securities that are industrial development bonds. Moreover, although the Portfolio does not currently intend to do so on a regular basis, it may invest more than 25% of its assets in Municipal Securities that are repayable out of revenue streams generated from economically related projects or facilities, if such investment is deemed necessary or appropriate by the Portfolio's investment adviser. To the extent that the Portfolio's assets are concentrated in Municipal Securities payable from revenues on economically related projects and facilities, the Portfolio will be subject to the risks presented by such projects to a greater extent than it would be if the Portfolio's assets were not so concentrated.


From time to time, as a defensive measure or when acceptable short-term Municipal Securities are not available, the Tax-Exempt Portfolio may invest in taxable "temporary investments" that include: obligations of the U.S. Government, its agencies or instrumentalities; debt securities rated within the two highest grades by Moody's or S&P; commercial paper rated in the two highest grades by either of such rating services; certificates of deposit of domestic banks with assets of $1 billion or more; and any of the foregoing temporary investments subject to repurchase agreements. Repurchase agreements are discussed below. Interest income from temporary investments is taxable to shareholders as ordinary income. Although the Portfolio is permitted to invest in taxable securities (limited under normal market conditions to 20% of the Portfolio's total assets), it is the Portfolio's primary intention to generate income dividends that are not subject to federal income taxes.

The Federal bankruptcy statutes relating to the adjustments of debts of political subdivisions and authorities of states of the United States provide that, in certain circumstances, such subdivisions or authorities may be authorized to initiate bankruptcy proceedings without prior notice to or consent of creditors, which proceedings could result in material adverse changes in the rights of holders of obligations issued by such subdivisions or authorities.

Litigation challenging the validity under state constitutions of present systems of financing public education has been initiated or adjudicated in a number of states and legislation has been introduced to effect changes in public school finances in some states. In other instances, there has been litigation challenging the issuance of pollution control revenue bonds or the validity of their issuance under state or Federal law that ultimately could affect the validity of those Municipal Securities or the tax-free nature of the interest thereon.


Treasury Portfolio. The Treasury Portfolio seeks maximum current income consistent with stability of capital. The Portfolio pursues its objective by investing exclusively in U.S. Treasury bills, notes, bonds and other obligations issued by the U.S. Government and related repurchase agreements. All securities purchased mature in 12 months or less. The payment of principal and interest on the securities in the Portfolio's portfolio is backed by the full faith and credit of the U.S. Government. See below for information regarding variable rate securities and repurchase agreements.


There can be no assurance that each Portfolio's objective can be met.


Variable Rate Securities. Each Portfolio may invest in Variable Rate Securities, instruments having rates of interest that are adjusted periodically or that "float" continuously according to formulae intended to minimize fluctuation in values of the instruments. The interest rate of Variable Rate Securities ordinarily is determined by reference to or is a percentage of an objective standard such as a bank's prime rate, the 90-day U.S. Treasury Bill rate, or the rate of return on commercial paper or bank certificates of deposit. Generally, the changes in the interest rate on Variable Rate Securities reduce the fluctuation in the market value of such securities. Accordingly, as interest rates decrease or increase, the potential for capital appreciation or depreciation is less than for fixed-rate obligations. Some Variable Rate Demand Securities ("Variable Rate Demand Securities") have a demand feature entitling the purchaser to resell the securities at an amount approximately equal to amortized cost or the principal amount thereof plus accrued interest. As is the case for other Variable Rate Securities, the interest rate on Variable Rate Demand Securities varies according to some objective standard intended to minimize fluctuation in the values of the instruments. Each Portfolio determines the maturity of Variable Rate Securities in accordance with Rule 2a-7, which allows each Portfolio to consider certain of such instruments as having maturities shorter than the maturity date on the face of the instrument .

A Portfolio may not borrow money except as a temporary measure for extraordinary or emergency purposes, and then only in an amount up to one-third of the value of its total assets, in order to meet redemption requests without immediately selling any portfolio securities. Any such borrowings under this provision will not be collateralized. No Portfolio will borrow for leverage purposes.

Repurchase Agreements. Each Portfolio may enter into repurchase agreements with any member bank of the Federal Reserve System or any domestic broker/dealer which is recognized as a reporting Government securities dealer if the creditworthiness of the bank or broker/dealer has been determined by the Adviser to be at least as high as that of other obligations the Portfolios may purchase or to be at least equal to that of issuers of commercial paper rated within the two highest grades assigned by Moody's, S&P or Duff.


A repurchase agreement provides a means for a Portfolio to earn taxable income on funds for periods as short as overnight. It is an arrangement under which the purchaser (i.e., the Portfolio) acquires a security ("Obligation") and the seller agrees, at the time of sale, to repurchase the Obligation at a specified time and price. Securities subject to a repurchase agreement are held in a segregated account and the value of such securities kept at least equal to the repurchase price on a daily basis. The repurchase price may be higher than the purchase price, the difference being income to the Portfolio, or the purchase and repurchase prices may be the same, with interest at a stated rate due to the Portfolio together with the repurchase price on the date of repurchase. In either case, the income to a Portfolio (which is taxable) is unrelated to the interest rate on the Obligation itself. Obligations will be held by the custodian or in the Federal Reserve Book Entry system.

For purposes of the 1940 Act, a repurchase agreement is deemed to be a loan from a Portfolio to the seller of the Obligation subject to the repurchase agreement and is therefore subject to that Portfolio's investment restriction applicable to loans. It is not clear whether a court would consider the Obligation purchased by a Portfolio subject to a repurchase agreement as being owned by that Portfolio or as being collateral for a loan by the Portfolio to the seller. In the event of the commencement of bankruptcy or insolvency proceedings with respect to the seller of the Obligation before repurchase of the Obligation under a repurchase agreement, a Portfolio may encounter delay and incur costs before being able to sell the security. Delays may involve loss of interest or decline in price of the Obligation. If the court characterized the transaction as a loan and a Portfolio has not perfected an interest in the Obligation, that Portfolio may be required to return the Obligation to the seller's estate and be treated as an unsecured creditor of the seller. As an unsecured creditor, a Portfolio is at risk of losing some or all of the principal and income involved in the transaction. As with any unsecured debt obligation purchased for each Portfolio, the Adviser seeks to minimize the risk of loss through repurchase agreements by analyzing the creditworthiness of the obligor, in this case the seller of the Obligation. Apart from the risk of bankruptcy or insolvency proceedings, there is also the risk that the seller may fail to repurchase the Obligation, in which case the Portfolio may incur a loss if the proceeds to the Portfolio of the sale to a third party are less than the repurchase price. However, if the market value of the Obligation subject to the repurchase agreement becomes less than the repurchase price (including interest), each Portfolio will direct the seller of the Obligation to deliver additional securities so that the market value of all securities subject to the repurchase agreement will equal or exceed the repurchase price. It is possible that a Portfolio will be unsuccessful in seeking to enforce the seller's contractual obligation to deliver additional securities.


Repurchase agreements are instruments under which a Portfolio acquires ownership of a U.S. Government security from a broker-dealer or bank that agrees to repurchase the U.S. Government security at a mutually agreed upon time and price (which price is higher than the purchase price), thereby determining the yield during the Portfolio's holding period. Maturity of the securities subject to repurchase may exceed one year. In the event of a bankruptcy or other default of a seller of a repurchase agreement, a Portfolio might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying securities and loss of income. Currently, a Portfolio will only enter into repurchase agreements with primary U.S. Government securities dealers recognized by the Federal Reserve Bank of New York that have been approved by the adviser. A Portfolio will not purchase illiquid securities including repurchase agreements maturing in more than seven days if, as a result thereof, more than 10% of a Portfolio's net assets valued at the time of the transaction would be invested in such securities.

INVESTMENT ADVISER AND SHAREHOLDER SERVICES

Investment Adviser. Scudder Kemper Investments, Inc. ("Scudder Kemper") 345 Park Avenue, New York, New York 10154-0010, is the investment adviser for each Portfolio. Scudder Kemper is approximately 70% owned by Zurich Insurance Company, a leading internationally recognized provider of insurance and financial services in property/casualty and life insurance, reinsurance and structured financial solutions as well as asset management. The balance of Scudder Kemper is owned by Scudder Kemper's officers and employees. Responsibility for overall management of each Portfolio rests with the Board of Trustees and officers. Pursuant to investment management agreements between the Trusts, on behalf of the Portfolios, and Scudder Kemper (the "Agreements"), Scudder Kemper acts as each Portfolio's Adviser, manages its investments, administers its business affairs, furnishes office facilities and equipment, provides clerical and administrative services, provides shareholder and information services and permits any of its officers or employees to serve without compensation as trustees or officers of each Trust if elected to such positions. Each Portfolio pays the expenses of its operations, including the fees and expenses of independent auditors, counsel, custodian and transfer agent and the cost of share certificates, reports and notices to shareholders, costs of calculating net asset value and maintaining all accounting records related thereto, brokerage commissions or transaction costs, taxes, registration fees, the fees and expenses of qualifying each Portfolio and its shares for distribution under federal and state securities laws and membership dues in the Investment Company Institute or any similar organization.

Each Agreement provides that Scudder Kemper shall not be liable for any error of judgment or of law, or for any loss suffered by the Portfolios in connection with the matters to which the agreement relates, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of Scudder Kemper in the performance of its obligations and duties, or by reason of its reckless disregard of its obligations and duties under the agreement.


In certain cases the investments for the Portfolios are managed by the same individuals who manage one or more other mutual funds advised by the Adviser that have similar names, objectives and investment styles as the Portfolios. You should be aware that the Portfolios are likely to differ from these other mutual funds in size, cash flow pattern and tax matters. Accordingly, the holdings and performance of the Portfolios can be expected to vary from those of the other mutual funds.

On December 31, 1997, pursuant to the terms of an agreement, Scudder, Stevens & Clark, Inc. ("Scudder"), and Zurich Insurance Company ("Zurich"), formed a new global investment organization by combining Scudder with Zurich Kemper Investments, Inc. ("ZKI") and Zurich Kemper Value Advisors, Inc. ("ZKVA"), former subsidiaries of Zurich. ZKI was the former investment adviser for each Portfolio. Upon completion of the transaction, Scudder changed its name to Scudder Kemper Investments, Inc. As a result of the transaction, Zurich owns approximately 70% of Scudder Kemper, with the balance owned by Scudder Kemper's officers and employees.

On September 7, 1998, the businesses of Zurich (including Zurich's 70% interest in the Adviser) and the financial services businesses of B.A.T Industries p.l.c. ("B.A.T") were combined to form a new global insurance and financial services company known as Zurich Financial Services Group. By way of a dual holding company structure, former Zurich shareholders initially owned approximately 57% of Zurich Financial Services Group, with the balance initially owned by former B.A.T shareholders.


Upon consummation of this transaction, each Portfolio's then current investment management agreement with the Adviser was deemed to have been assigned and, therefore, terminated. The Board approved the Agreements with the Adviser, which is substantially identical to the prior investment management agreement, except for the dates of execution and termination. The Agreements became effective on September 7, 1998, upon the termination of the then current investment management agreements, and were approved at a shareholder meeting held on December 17, 1998.

The Agreements, dated September 7, 1998, were approved by the trustees of each Trust on August 11, 1998. The Agreements will continue in effect each year only if their continuances are approved annually by the vote of a majority of those trustees who are not parties to such Agreements or interested persons of the Adviser or a Trust, cast in person at a meeting called for the purpose of voting on such approval, and either by a vote of a Trust's trustees or of a majority of the outstanding voting securities of each Trust. The Agreements may be terminated at any time without payment of penalty by either party on sixty days' written notice, and automatically terminate in the event of its assignment.

If additional Portfolios become subject to the Agreements, the provisions concerning continuation, amendment and termination shall be on a Portfolio by Portfolio basis and the management fee and the expense limitations shall be computed based upon the average daily net assets of all Portfolios subject to the agreement and shall be allocated among such Portfolios based upon the relative net assets of such Portfolios. Additional Portfolios may be subject to a different agreement.

For the services and facilities furnished to the portfolios of Cash Account Trust (i.e. the Money Market, Government Securities and Tax-Exempt Portfolios), pay a monthly investment management fee on a graduated basis at 1/12 of 0.22% of the first $500 million of combined average daily net assets of such Portfolios, 0.20% of the next $500 million 0.175% of the next $1 billion, 0.16% of the next $1 billion and 0.15% of combined average daily net assets of such Portfolios over $3 billion. The investment management fee is computed based on average daily net assets of the Portfolios and allocated among the Portfolios based upon the relative net assets of each Portfolio. Pursuant to the investment management agreement, the Money Market, Government Securities and Tax-Exempt Portfolios paid the Adviser fees of $3,120,000, $1,167,000 and $699,000, respectively, for the fiscal year ended April 30, 1999; $1,888,000, $1,020,000 and $530,000 respectively, for the fiscal year ended April 30, 1998; and $975,000, and $483,000 and $69,000, respectively, for the fiscal year ended April 30, 1997. The Adviser and certain affiliates have agreed to limit certain operating expenses of the Portfolios to the extent described in the prospectus. If expense limits had not been in effect for the Service Shares of the Portfolios, the Adviser would have received investment management fees from the Money Market, Government Securities and Tax-Exempt Portfolios of $4,086,000, $1,270,000 and $699,000, respectively, for the fiscal year ended April 30, 1999; $2,463,000, $1,301,000 and $630,000, respectively, for the fiscal year ended April 30, 1998, and $1,150,000, $744,000 and $212,000, respectively, for the fiscal year ended April 30, 1997. The Adviser absorbed operating expenses for the Money Market, Government Securities and Tax-Exempt Portfolios of $2,233,000, $103,000 and $0, respectively, for the fiscal year ended April 30, 1999; $1,253,000, $281,000 and $100,000, respectively, for the year ended April 30, 1998; $175,000,  $261,000 and $143,000,  respectively,  for the fiscal year ended April 30, 1997.

For services and facilities furnished to the portfolios of Investors Cash Trust (i.e. the Treasury Portfolio and the Government Securities Portfolio (which does not offer Premier Money Market Shares)), the Portfolios pay a monthly investment management fee of 1/12 of 0.15% of average daily net assets of the Portfolios. The investment management fee is computed based on the combined average daily net assets of the Portfolios and allocated between the Portfolios based upon the relative net asset levels. Pursuant to the investment management agreement, the Portfolios incurred investment management fees of $89,000, $91,000 and $122,000 for the Treasury Portfolio for the fiscal years ended March 31, 1999, 1998 and 1997, respectively By contract, the Adviser and certain affiliates have agreed to limit operating expenses of the Premium Money Market Shares of the Treasury Portfolio to 1.00% of average daily net assets of Treasury Portfolio on an annual basis until August 1, 2001. For this purpose, "Portfolio operating expenses" do not include taxes, interest, extraordinary expenses, brokerage commissions or transaction costs. During the fiscal years ended March 31, 1999, 1998 and 1997, under expense limits then in effect for the Treasury Portfolio's Service Shares, the Adviser (or an affiliate) absorbed $71,000, $81,000 and $98,000, respectively, of the Treasury Portfolio's operating expenses.


Certain officers or trustees of the Trusts are also directors or officers of the Adviser as indicated under "Officers and Trustees."


Fund Accounting Agent. Scudder Fund Accounting Corporation ("SFAC"), Two International Place, Boston, Massachusetts 02110, a subsidiary of Scudder Kemper, is responsible for determining the daily net asset value per share of the Portfolios and maintaining all accounting records related hereto. Currently, SFAC receives no fee for its services to the Portfolios; however, subject to Board approval, at some time in the future, SFAC may seek payment for its services under this agreement.

Distributor and Administrator. Pursuant to an underwriting and distribution agreement ("distribution agreement"), Kemper Distributors, Inc. ("KDI"), 222 South Riverside Plaza, Chicago, Illinois 60606, an affiliate of the Adviser, serves as distributor and principal underwriter for the Portfolios to provide information and services for existing and potential shareholders. The distribution agreement provides that KDI shall appoint various firms to provide cash management services for their customers or clients through the Portfolios. The firms are to provide such office space and equipment, telephone facilities, personnel and literature distribution as is necessary or appropriate for providing information and services to the firms' clients. Each Portfolio has adopted for the Premier Money Market Shares of each Portfolio a plan in accordance with Rule 12b-1 of the 1940 Act (the "12b-1 Plans"). This rule regulates the manner in which an investment company may, directly or indirectly, bear the expenses of distributing shares. For its services under the distribution agreement and pursuant to the 12b-1 Plans, each Portfolio pays KDI a distribution services fee, payable monthly, at the annual rate of 0.25% of average daily net assets with respect to the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio. Expenditures by KDI on behalf of Premier Money Market Shares of each Portfolio need not be made on the same basis that such fees are allocated. The fees are accrued daily as an expense of the Portfolios.


As principal underwriter for the Portfolios, KDI acts as agent of each Portfolio in the sale of that Portfolio's shares. KDI pays all its expenses under the distribution agreement including, without limitation, services fees to firms. Each Trust pays the cost for the prospectus and shareholder reports to be set in type and printed for existing shareholders, and KDI pays for the printing and distribution of copies thereof used in connection with the offering of shares to prospective investors. KDI also pays for supplementary sales literature and advertising costs.


KDI has related distribution services group agreements ("services agreements") with various firms to provide distribution services for shareholders of the Premier Money Market Shares of each Portfolio. KDI also may provide some of the distribution services for the Premier Money Market Shares of each Portfolio KDI normally pays such firms for services at a maximum annual rate of 0.25% of average daily net assets of those accounts in the Premier Money Market Shares of the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio, and the Treasury Portfolio that they maintain and service. KDI in its discretion may pay certain firms additional amounts.

The distribution agreement and the 12b-1 Plans continue in effect from year to year so long as such continuance is approved at least annually by a vote of the Board of Trustees of each Trust, including the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement. The distribution agreement automatically terminates in the event of its assignment and may be terminated at any time without penalty by the Trust or by KDI upon 60 days' written notice. For each Trust, termination of the distribution agreement may be by vote of a majority of the Board of Trustees, or a majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the agreement, or a "majority of the outstanding voting securities" of the Trust as defined under the 1940 Act. The 12b-1 Plans may not be amended to increase the fee to be paid by a class without approval by a majority of the outstanding voting securities of the class and all material amendments must in any event be approved by the Board of Trustees in the manner described above with respect to the continuation of the 12b-1 Plans. The 12b-1 Plans may be terminated for a class at any time without penalty by a vote of the majority of the Trustees who are not interested persons of the Trust and who have no direct or indirect financial interest in the Plan, or by a vote of the majority of the outstanding voting securities of the class. The Premier Money Market Shares of the Portfolios of each Trust will vote separately with respect to the 12b-1 Plans.

Administrative services are provided to the Premier Money Market Shares of the Portfolios under an administrative and shareholder services agreement ("administration agreement") with KDI. KDI bears all its expenses of providing services pursuant to the administration agreement between KDI and the Premier Money Market Shares of the Portfolios, including the payment of service fees. Premier Money Market Shares of the Portfolios currently pay KDI an administrative service fee, payable monthly, at an annual rate of up to 0.25% of average daily net assets attributable to those shares of the Portfolios.

KDI has entered into related arrangements with various banks, broker dealer firms and other service or administrative firms ("firms") that provide services and facilities for their customers of clients who are investors in Premier Money Market Shares of the Portfolios. The firms provide such office space and equipment, telephone facilities and personnel as is necessary or beneficial for providing information and services to their clients. Such services and assistance may include, but are not limited to, establishing and maintaining accounts and records, processing purchase and redemption transactions, answering routine inquiries regarding the Portfolios, assistance to clients in changing dividend and investment options, account designations and addresses and such other administrative services as may be agreed upon from time to time and permitted by applicable statute, rule or regulation. Currently, KDI pays each firm a service fee, normally payable monthly, at an annual rate of up to 0.25% of the average daily net assets in the Portfolio's Premier Money Market Shares accounts that it maintains and services. Firms to which service fees may be paid may include affiliates of KDI. In addition, KDI may from time to time, from its own resources, pay certain firms additional amounts for ongoing administrative services and assistance provided to their customers and clients who are shareholders of the Premier Money Market Shares of the Portfolios. KDI also may provide some of the above services and may retain any portion of the fee under the administration agreement not paid to firms to compensate itself for administrative functions performed for the Premier Shares of the Portfolios.

Clients of Firms. Firms provide varying arrangements for their clients with respect to the purchase and redemption of Portfolio shares and the confirmation thereof and may arrange to have their clients for other investment or administrative services. Such firms are responsible for the prompt transmission of purchase and redemption orders. Some firms may establish different minimum investment requirements than set forth above. Such firms may independently establish and charge additional amounts to their clients for their services, which charges would reduce their clients' yield or return. Firms may also hold Portfolio shares in nominee or street name as agent for and on behalf of specific shareholders. Such shareholders may obtain access to their accounts and information about their accounts only from their firm. Certain of these firms may receive compensation (up to 0.25%) through the Portfolio's Shareholder Servicing Agent for record-keeping and other expenses relating to these nominee accounts holding Premier Money Market Shares. In addition, certain privileges with respect to the purchase and redemption of shares (such as check writing redemptions) or the reinvestment of dividends may not be available through such firms or may only be available subject to certain conditions or limitations. Some firms may anticipate in a program allowing them to access to their clients' accounts for servicing including, without limitation, transfers of registration and dividend payee changes; and may perform functions such as generation of confirmation statements and disbursement of cash dividends. The prospectus should be read in connection with such firm's material regarding its fees and services.


Custodian, Transfer Agent and Shareholder Service Agent. State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110, as custodian, has custody of all securities and cash of each Trust. It attends to the collection of principal and income, and payment for and collection of proceeds of securities bought and sold by each Portfolio. Pursuant to a services agreement with Investors Fiduciary Trust Company ("IFTC"), 801 Pennsylvania Avenue, Kansas City, Missouri 64105, Kemper Service Company ("KSvC"), an affiliate of the Adviser, serves as "Shareholder Service Agent." IFTC receives, as transfer agent, and pays to KSvC annual account fees of a maximum of $13 per account plus out-of-pocket expense reimbursement. During the fiscal year ended April 30, 1999, IFTC remitted shareholder service fees for Money Market Portfolio in the amount of $4,860,000, for Government Securities Portfolio of $1,242,000, and for Tax-Exempt Portfolio of $698,000 to KSvC as Shareholder Service Agent. During the fiscal year ended March 31, 1999, IFTC remitted shareholder service fees for Treasury Portfolio in the amount of $30,000 to KSvC as Shareholder Service Agent.


Independent Auditors and Reports to Shareholders. Each Portfolio's independent auditors, Ernst & Young LLP, 233 South Wacker Drive, Chicago, Illinois 60606, audit and report on each Portfolio's annual financial statements, review certain regulatory reports and the Portfolios' federal income tax return, and perform other professional accounting, auditing, tax and advisory services when engaged to do so by the Portfolios. Shareholders will receive annual audited financial statements and semi-annual unaudited financial statements.

Legal Counsel. Vedder, Price, Kaufman & Kammholz, 222 North LaSalle Street, Chicago, Illinois 60601, serves as legal counsel for each Portfolio.


PORTFOLIO TRANSACTIONS

Brokerage Commissions

Allocation of brokerage is supervised by the Adviser.


The primary objective of the Adviser in placing orders for the purchase and sale of securities for a Portfolio is to obtain the most favorable net results, taking into account such factors as price, commission where applicable, size of order, difficulty of execution and skill required of the executing broker/dealer. The Adviser seeks to evaluate the overall reasonableness of brokerage commissions paid (to the extent applicable) through the familiarity of Scudder Investor Services, Inc. ("SIS") with commissions charged on comparable transactions, as well as by comparing commissions paid by a Portfolio to reported commissions paid by others. The Adviser routinely reviews commission rates, execution and settlement services performed and makes internal and external comparisons.


A Portfolio's purchases and sales of fixed-income securities are generally placed by the Adviser with primary market makers for these securities on a net basis, with out any brokerage commission being paid by a Portfolio. Trading does, however, involve transaction costs. Transactions with dealers serving as primary market makers reflect the spread between the bid and asked prices. Purchases of underwritten issues may be made, which will include an underwriting fee paid to the underwriter.

When it can be done consistently with the policy of obtaining the most favorable net results, it is the Adviser's practice to place such orders with broker/dealers who supply brokerage and research services to the Adviser or a Portfolio. The term "research services" includes advice as to the value of securities; the advisability of investing in, purchasing or selling securities; the availability of securities or purchasers or sellers of securities; and analyses and reports concerning issuers, industries, securities, economic factors and trends, portfolio strategy and the performance of accounts. The Adviser is authorized when placing portfolio transactions, if applicable, for a Portfolio to pay a brokerage commission in excess of that which another broker might charge for executing the same transaction on account of execution services and the receipt of research services. The Adviser has negotiated arrangements, which are not applicable to most fixed-income transactions, with certain broker/dealers pursuant to which a broker/dealer will provide research services to the Adviser or a Portfolio in exchange for the direction by the Adviser of brokerage transactions to the broker/dealer. These arrangements regarding receipt of research services generally apply to equity security transactions. The Adviser may place orders with a broker/dealer on the basis that the broker/dealer has or has not sold shares of a Portfolio. In effecting transactions in over-the-counter securities, orders are placed with the principal market makers for the security being traded unless, after exercising care, it appears that more favorable results are available elsewhere.

To the maximum extent feasible, it is expected that the Adviser will place orders for portfolio transactions through SIS, which is a corporation registered as a broker/dealer and a subsidiary of the Adviser; SIS will place orders on behalf of a

Portfolio with issuers, underwriters or other brokers and dealers. SIS will not receive any commission, fee or other remuneration from a Portfolio for this service.

Although certain research services from broker/dealers may be useful to a Portfolio and to the Adviser, it is the opinion of the Adviser that such information only supplements the Adviser's own research effort since the information must still be analyzed, weighed, and reviewed by the Adviser's staff. Such information may be useful to the Adviser in providing services to clients other than a Portfolio, and not all such information is used by the Adviser in connection with a Portfolio. Conversely, such information provided to the Adviser by broker/dealers through whom other clients of the Adviser effect securities transactions may be useful to the Adviser in providing services to a Portfolio.

The Trustees review, from time to time, whether the recapture for the benefit of a Portfolio of some portion of the brokerage commissions or similar fees paid by a Portfolio on portfolio transactions is legally permissible and advisable.

Money market instruments are normally purchased in principal transactions directly from the issuer or from an underwriter or market maker. There usually are no brokerage commissions paid by a Portfolio for such purchases. During the last three fiscal years each Portfolio paid no portfolio brokerage commissions. Purchases from underwriters will include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers will include the spread between the bid and asked prices.

PURCHASE AND REDEMPTION OF SHARES

Purchase of Shares


Shares of each Portfolio are sold at net asset value through selected financial services firms, such as broker-dealers and banks ("firms"). Investors must indicate the Portfolio in which they wish to invest. Each Portfolio has established a minimum initial investment for shares of each Portfolio of $1,000 and $100 for subsequent investments, but these minimums may be changed at anytime in management's discretion. Firms offering Portfolio shares may set different minimums for accounts they service and may change such minimums at their discretion. The Portfolios may waive the minimum for purchases by trustees, directors, officers or employees of the Portfolios or the Adviser and its affiliates.


Each Portfolio seeks to have their investment portfolios as fully invested as possible at all times in order to achieve maximum income. Since each Portfolio will be investing in instruments that normally require immediate payment in Federal Funds (monies credited to a bank's account with its regional Federal Reserve Bank), each Portfolio has adopted procedures for the convenience of its shareholders and to ensure that each Portfolio receives investable funds. An investor wishing to open an account should use the Account Information Form available from a Trust or financial services firms. Orders for the purchase of shares that are accompanied by a check drawn on a foreign bank (other than a check drawn on a Canadian bank in U.S. Dollars) will not be considered in proper form and will not be processed unless and until a Portfolio determines that it has received payment of the proceeds of the check. The time required for such a determination will vary and cannot be determined in advance.


Orders for purchase of shares of a Portfolio received by wire transfer in the form of Federal Funds will be effected at the next determined net asset value. Shares purchased by wire will receive (i) that day's dividend if effected at or prior to the 1:00 p.m. Central time net asset value determination for the Money Market Portfolio, the Government Securities Portfolio and the Treasury Portfolio, and at or prior to the 11:00 a.m. Central time net asset value determination for the Tax-Exempt Portfolio; (ii) the dividend for the next calendar day if effected at the 3:00 p.m. or, for the Government Securities Portfolio, 8:00 p.m. Central time net asset value determination provided such payment is received by 3:00 p.m. Central time; or (iii) the dividend for the next business day if effected at the 8:00 p.m. Central time net asset value determination and payment is received after 3:00 p.m. Central time on such date for the Government Securities Portfolio. Confirmed share purchases that are effective at the 8:00 p.m. Central time net asset value determination for the Government Securities Portfolio will receive dividends upon receipt of payment for such transactions in the form of Federal Funds in accordance with the time provisions immediately above.


Orders for purchase accompanied by a check or other negotiable bank draft will be accepted and effected as of 3:00 p.m. Central time on the next business day following receipt and such shares will receive the dividend for the next calendar day following the day the purchase is effected. If an order is accompanied by a check drawn on a foreign bank, funds must normally be collected on such check before shares will be purchased.


If payment is wired in Federal Funds, the payment should be directed to UMB Bank, N.A. (ABA #101-000-695), 10th and Grand Avenue, Kansas City, MO 64106 for credit to appropriate Fund bank account (Money Market Portfolio 346:
98-0119-980-3; Government Securities Portfolio 347: 98-0119-983-8; Tax-Exempt Portfolio 348: 98-0119-985-4; Treasury Portfolio 343: 98-7036-760-2) and further credit to your account number.


Redemption of Shares

General. Upon receipt by the Shareholder Service Agent of a request in the form described below, shares of a Portfolio will be redeemed by a Portfolio at the next determined net asset value. If processed at 3:00 p.m. (or 8:00 p.m. for the Government Securities Portfolio) Central time, the shareholder will receive that day's dividend. A shareholder may use either the regular or expedited redemption procedures. Shareholders who redeem all their shares of a Portfolio will receive the net asset value of such shares and all declared but unpaid dividends on such shares.


Each Portfolio may suspend the right of redemption or delay payment more than seven days (a) during any period when the New York Stock Exchange ("Exchange") is closed other than customary weekend and holiday closings or during any period in which trading on the Exchange is restricted, (b) during any period when an emergency exists as a result of which (i) disposal of a Portfolio's investments is not reasonably practicable, or (ii) it is not reasonably practicable for a Portfolio to determine the value of its net assets, or (c) for such other periods as the Securities and Exchange Commission may by order permit for the protection of a Portfolio's shareholders.

Although it is each Portfolio's present policy to redeem in cash, if the Board of Trustees determines that a material adverse effect would be experienced by the remaining shareholders if payment were made wholly in cash, a Portfolio will pay the redemption price in part by a distribution of portfolio securities in lieu of cash, in conformity with the applicable rules of the Securities and Exchange Commission, taking such securities at the same value used to determine net asset value, and selecting the securities in such manner as the Board of Trustees may deem fair and equitable. If such a distribution occurs, shareholders receiving securities and selling them could receive less than the redemption value of such securities and in addition would incur certain transaction costs. Such a redemption would not be as liquid as a redemption entirely in cash. Each Trust has elected to be governed by Rule 18f-1 under the 1940 Act pursuant to which each Portfolio is obligated to redeem shares of a Portfolio solely in cash up to the lesser of $250,000 or 1% of the net assets of that Portfolio during any 90-day period for any one shareholder of record.


If shares of a Portfolio to be redeemed were purchased by check or through certain Automated Clearing House ("ACH") transactions, the Portfolio may delay transmittal of redemption proceeds until it has determined that collected funds have been received for the purchase of such shares, which will be up to 10 days from receipt by the Portfolio of the purchase amount. Shareholders may not use ACH or Redemption Checks (defined below) until the shares being redeemed have been owned for at least 10 days and shareholders may not use such procedures to redeem shares held in certificated form. There is no delay when shares being redeemed were purchased by wiring Federal Funds.

If shares being redeemed were acquired from an exchange of shares of a mutual fund that were offered subject to a contingent deferred sales charge as described in the prospectus for that other fund, the redemption of such shares by a Portfolio may be subject to a contingent deferred sales charge as explained in such prospectus.


Shareholders can request the following telephone privileges: expedited wire transfer redemptions, ACH transactions and exchange transactions for individual and institutional accounts and pre-authorized telephone redemption transactions for certain institutional accounts. Shareholders may choose these privileges on the account application or by contacting the Shareholder Service Agent for appropriate instructions. Please note that the telephone exchange privilege is automatic unless the shareholder refuses it on the account application. Each Portfolio or its agents may be liable for any losses, expenses or costs arising out of fraudulent or unauthorized telephone requests pursuant to these privileges, unless a Portfolio or its agents reasonably believe, based upon reasonable verification procedures, that the telephone instructions are genuine. The shareholder will bear the risk of loss, resulting from fraudulent or unauthorized transactions, as long as the reasonable verification procedures are followed. The verification procedures include recording instructions, requiring certain identifying information before acting upon instructions and sending written confirmations.


Because of the high cost of maintaining small accounts, each Portfolio reserves the right to redeem an account that falls below the minimum investment level. Thus, a shareholder who makes only the minimum initial investment and then redeems any portion thereof might have the account redeemed. A shareholder will be notified in writing and will be allowed 60 days to make additional purchases to bring the account value up to the minimum investment level before a Portfolio redeems the shareholder account.

Financial services firms provide varying arrangements for their clients to redeem Portfolio shares. Such firms may independently establish and charge amounts to their clients for such services.


Regular Redemptions. When shares are held for the account of a shareholder by a Portfolio's transfer agent, the shareholder may redeem them by sending a written request with signatures guaranteed to Kemper Service Company, P.O. Box 219153, Kansas City, Missouri 64141-9153. When certificates for shares have been issued, they must be mailed to or deposited with the Shareholder Service Agent, along with a duly endorsed stock power and accompanied by a written request for redemption. Redemption requests and a stock power must be endorsed by the account holder with signatures guaranteed by a commercial bank, trust company, savings and loan association, federal savings bank, member firm of a national securities exchange or other eligible financial institution. The redemption request and stock power must be signed exactly as the account is registered including any special capacity of the registered owner. Additional documentation may be requested, and a signature guarantee is normally required, from institutional and fiduciary account holders, such as corporations, custodians (e.g., under the Uniform Transfers to Minors Act), executors, administrators, trustees or guardians.


Telephone Redemptions. If the proceeds of the redemption are $50,000 or less and the proceeds are payable to the shareholder of record at the address of record, normally a telephone request or a written request by any one account holder without a signature guarantee is sufficient for redemptions by individual or joint account holders, and trust, executor, guardian and custodian account holders, provided the trustee, executor guardian or custodian is named in the account registration. Other institutional account holders may exercise this special privilege of redeeming shares by telephone request or written request without signature guarantee subject to the same conditions as individual account holders and subject to the limitations on liability, provided that this privilege has been pre-authorized by the institutional account holder or guardian account holder by written instruction to the Shareholder Service Agent with signatures guaranteed. Telephone requests may be made by calling 1-800-231-8568. Shares purchased by check or through certain ACH transactions may not be redeemed under this privilege of redeeming shares by telephone request until such shares have been owned for at least 10 days. This privilege of redeeming shares by telephone request or by written request without a signature guarantee may not be used to redeem shares held in certificate form and may not be used if the shareholder's account has had an address change within 30 days of the redemption request. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the telephone redemption privilege, although investors can still redeem by mail. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Expedited Wire Transfer Redemptions. If the account holder has given authorization for expedited wire redemption to the account holder's brokerage or bank account, shares can be redeemed and proceeds sent by a federal wire transfer to a single previously designated account. Requests received by the Shareholder Service Agent prior to 11:00 a.m. Central time will result in shares being redeemed that day and normally the proceeds will be sent to the designated account that day. Once authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing, subject to the limitations on liability. A Portfolio is not responsible for the efficiency of the federal wire system or the account holder's financial services firm or bank. Each Portfolio currently does not charge the account holder for wire transfers. The account holder is responsible for any charges imposed by the account holder's firm or bank. There is a $1,000 wire redemption minimum. To change the designated account to receive wire redemption proceeds, send a written request to the Shareholder Service Agent with signatures guaranteed as described above, or contact the firm through which shares of a Portfolio were purchased. Shares purchased by check or through certain ACH transactions may not be redeemed by wire transfer until the shares have been owned for at least 10 days. Account holders may not use this procedure to redeem shares held in certificate form. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to use the expedited wire transfer redemption privilege. Each Portfolio reserves the right to terminate or modify this privilege at any time.

Redemptions By Draft. Upon request, shareholders will be provided with drafts to be drawn on a Portfolio ("Redemption Checks"). These Redemption Checks may be made payable to the order of any person for not more than $5 million. Shareholders should not write Redemption Checks in an amount less than $100 since a $10 service fee will be charged as described below. When a Redemption Check is presented for payment, a sufficient number of full and fractional shares in the shareholder's account will be redeemed as of the next determined net asset value to cover the amount of the Redemption Check. This will enable the shareholder to continue earning dividends until a Portfolio receives the Redemption Check. A shareholder wishing to use this method of redemption must complete and file an Account Application which is available from each Portfolio or firms through which shares were purchased. Redemption Checks should not be used to close an account since the account normally includes accrued but unpaid dividends. Each Portfolio reserves the right to terminate or modify this privilege at any time. This privilege may not be available through some firms that distribute shares of each Portfolio. In addition, firms may impose minimum balance requirements in order to offer this feature. Firms may also impose fees to investors for this privilege or establish variations of minimum check amounts if approved by each Portfolio.


Unless one signer is authorized on the Account Application, Redemption Checks must be signed by all account holders. Any change in the signature authorization must be made by written notice to the Shareholder Service Agent. Shares purchased by check or through certain ACH transactions may not be redeemed by Redemption Check until the shares have been on a Portfolio's books for at least 10 days. Shareholders may not use this procedure to redeem shares held in certificate form. Each Portfolio reserves the right to terminate or modify this privilege at any time.

A Portfolio may refuse to honor Redemption Checks whenever the right of redemption has been suspended or postponed, or whenever the account is otherwise impaired. A $10 service fee will be charged when a Redemption Check is presented to redeem Portfolio shares in excess of the value of a Portfolio account or in an amount less than $250; when a Redemption Check is presented that would require redemption of shares that were purchased by check or certain ACH transactions within 10 days; or when "stop payment" of a Redemption Check is requested.

Special Features. Certain firms that offer shares of a Portfolio also provide special redemption features through charge or debit cards and checks that redeem Portfolio shares. Various firms have different charges for their services. Shareholders should obtain information from their firm with respect to any special redemption features, applicable charges, minimum balance requirements and special rules of the cash management program being offered.


DIVIDENDS, NET ASSET VALUE AND TAXES

Dividends. Dividends are declared daily and paid monthly. Shareholders will receive dividends in additional shares unless they elect to receive cash. Dividends will be reinvested monthly in shares of a Portfolio at the net asset value normally on the last business day of each month for the Money Market Portfolio, the Government Securities Portfolio, the Tax-Exempt Portfolio and the Treasury Portfolio if a business day, otherwise on the next business day. A Portfolio will pay shareholders who redeem their entire accounts all unpaid dividends at the time of the redemption not later than the next dividend payment date. Upon written request to the Shareholder Service Agent, a shareholder may elect to have Portfolio dividends invested without sales charge in shares of another Kemper Mutual Fund offering this privilege at the net asset value of such other fund. See "Special Features -- Exchange Privilege" for a list of such other Kemper Mutual Funds. To use this privilege of investing Portfolio dividends in shares of another Kemper Mutual Fund, shareholders must maintain a minimum account value of $1,000 in this Portfolio and must maintain a minimum account value of $1,000 in the fund in which dividends are reinvested.

Each Portfolio calculates its dividends based on its daily net investment income. For this purpose, the net investment income of the Portfolio consists of
(a) accrued interest income plus or minus amortized discount or premium (excluding market discount for the Tax-Exempt Portfolio), (b) plus or minus all short-term realized gains and losses on investments and (c) minus accrued expenses allocated to the Portfolio. Expenses of each Portfolio are accrued each day. While each Portfolio's investments are valued at amortized cost, there will be no unrealized gains or losses on such investments. However, should the net asset value of a Portfolio deviate significantly from market value, each Portfolio's Board of Trustees could decide to value the investments at market value and then unrealized gains and losses would be included in net investment income above. Dividends are reinvested monthly and shareholders will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for Individual Retirement Accounts and other fiduciary accounts for which Investors Fiduciary Trust Company acts as trustee will be sent quarterly.

If the shareholder elects to receive dividends in cash, checks will be mailed monthly, within five business days of the reinvestment date (described below), to the shareholder or any person designated by the shareholder. At the option of the shareholder, cash dividends may be sent by Federal Funds wire. Shareholders may request to have dividends sent by wire on the Account Application or by contacting the Shareholder Service Agent (see "Purchase of Shares"). The Portfolio reinvests dividend checks (and future dividends) in shares of the Portfolio if checks are returned as undeliverable. Dividends and other distributions in the aggregate amount of $10 or less are automatically reinvested in shares of the Portfolio unless the shareholder requests that such policy not be applied to the shareholder's account.


Net Asset Value. As described in the prospectus, each Portfolio values its portfolio instruments at amortized cost, which does not take into account unrealized capital gains or losses. This involves initially valuing an instrument at its cost and thereafter assuming a constant amortization to maturity of any discount or premium, regardless of the impact of fluctuating interest rates on the market value of the instrument. While this method provides certainty in valuation, it may result in periods during which value, as determined by amortized cost, is higher or lower than the price a Portfolio would receive if it sold the instrument. Calculations are made to compare the value of a Portfolio's investments valued at amortized cost with market values. Market valuations are obtained by using actual quotations provided by market makers, estimates of market value, or values obtained from yield data relating to classes of money market instruments published by reputable sources at the mean between the bid and asked prices for the instruments. If a deviation of 1/2 of 1% or more were to occur between the net asset value per share calculated by reference to market values and a Portfolio's $1.00 per share net asset value, or if there were any other deviation that the Board of Trustees of a Trust believed would result in a material dilution to shareholders or purchasers, the Board of Trustees would promptly consider what action, if any, should be initiated. If a Portfolio's net asset value per share (computed using market values) declined, or were expected to decline, below $1.00 (computed using amortized cost), the Board of Trustees of a Trust might temporarily reduce or suspend dividend payments in an effort to maintain the net asset value at $1.00 per share. As a result of such reduction or suspension of dividends or other action by the Board of Trustees, an investor would receive less income during a given period than if such a reduction or suspension had not taken place. Such action could result in investors receiving no dividend for the period during which they hold their shares and receiving, upon redemption, a price per share lower than that which they paid. On the other hand, if a Portfolio's net asset value per share (computed using market values) were to increase, or were anticipated to increase above $1.00 (computed using amortized cost), the Board of Trustees of a Portfolio might supplement dividends in an effort to maintain the net asset value at $1.00 per share. Orders received by dealers or other financial services firms prior to the 8:00 p.m. determination of net asset value for the Government Securities Portfolio and received by KDI prior to the close of its business day can be confirmed at the 8:00 p.m. determination of net asset value for that day. Such transactions are settled by payment of Federal funds in accordance with procedures established by KDI. Redemption orders received in connection with the administration of checkwriting programs by certain dealers or other financial services firms prior to the determination of the Portfolio's net asset value also may be processed on a confirmed basis in accordance with the procedures established by KDI.


Taxes.

Taxable Portfolios. The Money Market Portfolio, the Government Securities Portfolio and the Treasury Portfolio each intend to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code") and, if so qualified, will not be subject to Federal income taxes to the extent its earnings are distributed. Dividends derived from interest and short-term capital gains are taxable as ordinary income whether received in cash or reinvested in additional shares. Long-term capital gains distributions, if any, are taxable as long-term capital gains regardless of the length of time shareholders have owned their shares. Dividends from these Portfolios do not qualify for the dividends received deduction available to corporate shareholders.

Dividends declared in October, November or December to shareholders of record as of a date in one of those months and paid during the following January are treated as paid on December 31 of the calendar year in which declared for Federal income tax purposes. The Portfolio may adjust its schedule for dividend reinvestment for the month of December to assist in complying with the reporting and minimum distribution requirements contained in the Code.

Tax-Exempt Portfolio. The Tax-Exempt Portfolio intends to continue to qualify under the Code as a regulated investment company and, if so qualified, will not be liable for Federal income taxes to the extent its earnings are distributed. This Portfolio also intends to meet the requirements of the Code applicable to regulated investment companies distributing tax-exempt interest dividends and, accordingly, dividends representing net interest received on Municipal Securities will not be included by shareholders in their gross income for Federal income tax purposes, except to the extent such interest is subject to the alternative minimum tax as discussed below. Dividends representing taxable net investment income (such as net interest income from temporary investments in obligations of the U.S. Government) and net short-term capital gains, if any, are taxable to shareholders as ordinary income. Net interest on certain "private activity bonds" issued on or after August 8,1986 is treated as an item of tax preference and may, therefore, be subject to both the individual and corporate alternative minimum tax. To the extent provided by regulations to be issued by the Secretary of the Treasury, exempt-interest dividends from the Tax-Exempt Portfolio are to be treated as interest on private activity bonds in proportion to the interest income the Portfolio receives from private activity bonds, reduced by allowable deductions. For the 1998 calendar year 19% of the net interest income was derived from "private activity bonds."

Exempt-interest dividends, except to the extent of interest from "private activity bonds," are not treated as a tax-preference item. For a corporate shareholder, however, such dividends will be included in determining such corporate shareholder's "adjusted current earnings." Seventy-five percent of the excess, if any, of "adjusted current earnings" over the corporate shareholder's other alternative minimum taxable income with certain adjustments will be a tax-preference item. Corporate shareholders are advised to consult their tax advisers with respect to alternative minimum tax consequences.

Shareholders  will be required to disclose on their  Federal  income tax returns
the  amount  of  tax-exempt   interest   earned   during  the  year,   including
exempt-interest dividends received from the Tax-Exempt Portfolio.

Individuals whose modified income exceeds a base amount will be subject to Federal income tax on up to 85% of their Social Security benefits. Modified income includes adjusted gross income, tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, and 50% of Social Security benefits.

The tax exemption of dividends from the Tax-Exempt Portfolio for Federal income tax purposes does not necessarily result in exemption under the income or other tax laws of any state or local taxing authority. The laws of the several states and local taxing authorities vary with respect to the taxation of such income and shareholders of the Portfolios are advised to consult their own tax advisers as to the status of their accounts under state and local tax laws.

Interest on indebtedness which is incurred to purchase or carry shares of a mutual fund which distributes exempt-interest dividends during the year is not deductible for Federal income tax purposes. Further, the Tax-Exempt Portfolio may not be an appropriate investment for persons who are "substantial users" of facilities financed by industrial development bonds held by the Tax-Exempt Portfolio or are "related persons" to such users; such persons should consult their tax advisers before investing in the Tax-Exempt Portfolio.

The "Superfund Act of 1986" (the "Superfund Act") imposes a separate tax on corporations at a rate of 0.12 percent of the excess of such corporation's
"modified alternative minimum taxable income" over $2 million. A portion of tax-exempt interest, including exempt-interest dividends from the Tax-Exempt Portfolio, may be includable in modified alternative minimum taxable income. Corporate shareholders are advised to consult their tax advisers with respect to the consequences of the Superfund Act.


All Portfolios. Each Portfolio is required by law to withhold 31% of taxable dividends paid to certain shareholders who do not furnish a correct taxpayer identification number (in the case of individuals, a social security number) and in certain other circumstances. Trustees of qualified retirement plans and 403(b)(7) accounts are required by law to withhold 20% of the taxable portion of any distribution that is eligible to be "rolled over." The 20% withholding requirement does not apply to distributions from IRAs or any part of a distribution that is transferred directly to another qualified retirement plan, 403(b)(7) account, or IRA. Shareholders should consult their tax advisers regarding the 20% withholding requirement.


Shareholders normally will receive monthly confirmations of dividends and of purchase and redemption transactions except that confirmations of dividend reinvestment for IRAs and other fiduciary accounts for which Investors Fiduciary Trust Company serves as trustee will be sent quarterly. Firms may provide varying arrangements with their clients with respect to confirmations. Tax information will be provided annually. Shareholders are encouraged to retain copies of their account confirmation statements or year-end statements for tax reporting purposes. However, those who have incomplete records may obtain historical account transaction information at a reasonable fee.

PERFORMANCE


From time to time, each Portfolio may advertise several types of performance information for a Portfolio, including "yield" and "effective yield" and, in the case of the Tax-Exempt Portfolio, "tax equivalent yield". Each of these figures is based upon historical earnings and is not representative of the future performance of a Portfolio. The yield of a Portfolio refers to the net investment income generated by a hypothetical investment in the Portfolio over a specific seven-day period. This net investment income is then annualized, which means that the net investment income generated during the seven-day period is assumed to be generated each week over an annual period and is shown as a percentage of the investment. The effective yield is calculated similarly, but the net investment income earned by the investment is assumed to be compounded when annualized. The effective yield will be slightly higher than the yield due to this compounding effect.

The Adviser, the Portfolios' Principal Underwriter, Kemper Distributors, Inc., the Portfolios' Shareholder Service Agent, Kemper Service Company, and the Portfolios' Accounting Agent, Scudder Fund Accounting Corporation, have agreed to maintain certain operating expenses of each Portfolio to the extent specified in the prospectus. The performance results noted herein for the Money Market, Government Securities, Tax-Exempt and Treasury Portfolios would have been lower had certain expenses not been capped. Because the Premier Money Market Shares of each Portfolio have different expenses their yields will differ from other classes within a Portfolio.


Each Portfolio's seven-day yield is computed in accordance with a standardized method prescribed by rules of the Securities and Exchange Commission. Under that method, the yield quotation is based on a seven-day period and is computed for each Portfolio as follows. The first calculation is net investment income per share, which is accrued interest on portfolio securities, plus or minus amortized discount or premium, less accrued expenses. This number is then divided by the price per share (expected to remain constant at $1.00) at the beginning of the period ("base period return"). The result is then divided by 7 and multiplied by 365 and the resulting yield figure is carried to the nearest one-hundredth of one percent. Realized capital gains or losses and unrealized appreciation or depreciation of investments are not included in the calculations.

Each Portfolio's effective seven-day yield is determined by taking the base period return (computed as described above) and calculating the effect of assumed compounding. The formula for the seven-day effective yield is:
(seven-day base period return +1)365/7 - 1. Each Portfolio may also advertise a thirty-day effective yield in which case the formula is (thirty-day base period return +1)365/30 - 1.

The tax equivalent yield of the Tax-Exempt Portfolio is computed by dividing that portion of the Portfolio's yield (computed as described above) which is tax-exempt by (one minus the stated Federal income tax rate) and adding the product to that portion, if any, of the yield of the Portfolio that is not tax-exempt. For additional information concerning tax-exempt yields, see "Tax-Exempt versus Taxable Yield" below.

Each Portfolio's yield fluctuates, and the publication of an annualized yield quotation is not a representation as to what an investment in a Portfolio will actually yield for any given future period. Actual yields will depend not only on changes in interest rates on money market instruments during the period in which the investment in a Portfolio is held, but also on such matters as Portfolio expenses.

Investors have an extensive choice of money market funds and money market deposit accounts and the information below may be useful to investors who wish to compare the past performance of a Portfolio with that of its competitors. Past performance cannot be a guarantee of future results.


Each Portfolio may depict the historical performance of the securities in which a Portfolio may invest over periods reflecting a variety of market or economic conditions either alone or in comparison with alternative investments performance indexes of those investments or economic indicators. A Portfolio may also describe its portfolio holdings and depict its size or relative size compared to other mutual funds, the number and make-up of its shareholder base and other descriptive factors concerning the Portfolio.

Investors also may want to compare the Portfolio's performance to that of U.S. Treasury bills or notes because such instruments represent alternative income producing products. Treasury obligations are issued in selected denominations. Rates of U.S. Treasury obligations are fixed at the time of issuance and payment of principal and interest is backed by the full faith and credit of the U.S. Treasury. The market value of such instruments generally will fluctuate inversely with interest rates prior to maturity and will equal par value at maturity. Generally, the values of obligations with shorter maturities will fluctuate less than those with longer maturities. The Portfolio's yield will fluctuate. Also, while the Portfolio seeks to maintain a net asset value per share of $1.00, there is no assurance that it will be able to do so. In addition, investors may want to compare the Portfolio's performance to the Consumer Price Index either directly or by calculating its "real rate of return," which is adjusted for the effects of inflation.

Tax-Exempt Versus Taxable Yield. You may want to determine which investment -- tax-exempt or taxable -- will provide you with a higher after-tax return. To determine the taxable equivalent yield, simply divide the yield from the tax-exempt investment by the sum of [1 minus your marginal tax rate]. The tables below are provided for your convenience in making this calculation for selected tax-exempt yields and taxable income levels. These yields are presented for purposes of illustration only and are not representative of any yield that the Tax-Exempt Portfolio may generate. Both tables are based upon current law as to the 1999 tax rates schedules.

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Under $126,600


      Single              Joint                  Your                     A Tax-Exempt Yield of:
                                               Marginal         2%      3%     4%    5%      6%    7%

Taxable Income                             Federal Tax Rate        Is Equivalent to a Taxable Yield of:
--------------                             ----------------        ------------------------------------

$25,750-$62,450    $43,050-$104,050             28.0%           2.78    4.17   5.56  6.94    8.33  9.72
Over $62,450       Over $104,050                31.0            2.90    4.35   5.80  7.25    8.70  10.14

Taxable Equivalent Yield Table For Persons Whose Adjusted Gross Income Is Over $126,600


         Single                 Joint               Your                  A Tax-Exempt Yield of:
                                                  Marginal      2%      3%     4%    5%     6%     7%

Taxable Income                                Federal Tax Rate     Is Equivalent to a Taxable Yield of:
--------------                                ----------------     ------------------------------------

$62,450-$130,250        $104,050-$158,550             31.9%     2.94    4.41   5.87  7.34   8.81   10.28
$130,250-$283,150        $158,550-$283,150            37.1      3.18    4.77   6.36  7.95    9.54  11.13
Over $283,150           Over $283,150                 40.8      3.38    5.07   6.76  8.45   10.14  11.82

* This table assumes a decrease of $3.00 of itemized deductions for each $100 of adjusted gross income over $126,600. For a married couple with adjusted gross income between $189,950 and $312,450 (single between $126,600 and $249,100), add 0.7% to the above Marginal Federal Tax Rate for each personal and dependency exemption. The taxable equivalent yield is the tax-exempt yield divided by: 100% minus the adjusted tax rate. For example, if the table tax rate is 37.1% and you are married with no dependents, the adjusted tax rate is 38.5% (37.1% + 0.7% + 0.7%). For a tax-exempt yield of 6%, the taxable equivalent yield is about 9.8% (6% / (100%-38.5%)).

OFFICERS AND TRUSTEES

The officers and trustees of each Trust, their birthdates, their principal occupations and their affiliations, if any, with the Adviser and KDI, are listed below. All persons named as officers and trustees also serve in similar capacities for other funds advised by the Adviser:

JOHN W. BALLANTINE (2/16/46), Trustee, 1500 North Lake Shore Drive, Chicago, Illinois; First Chicago NBD Corporation/The First National Bank of Chicago:
1996-1998 Executive Vice President and Chief Risk Management Officer; 1995-1996 Executive Vice President and Head of International Banking; 1992-1995 Executive Vice President, Chief Credit and Market Risk Officer.

LEWIS A. BURNHAM (1/8/33), Trustee, 16410 Avila Boulevard, Tampa, Florida; Retired; formerly, Partner, Business Resources Group; formerly, Executive Vice President, Anchor Glass Container Corporation.


LINDA C. COUGHLIN (1/1/52), Trustee*, 345 Park Avenue, New York, New York, Managing Director, Scudder Kemper.


DONALD L. DUNAWAY (3/8/37),  Trustee,  7011 Green Tree Drive,  Naples,  Florida;
Retired;   formerly,   Executive  Vice  President,   A.  O.  Smith   Corporation
(diversified manufacturer).

ROBERT B. HOFFMAN (12/11/36), Trustee, 1530 North State Parkway, Chicago, Illinois; Chairman, Harnischfeger Industries, Inc. (machinery for the mining and paper industries); formerly, Vice Chairman and Chief Financial Officer, Monsanto Company (agricultural, pharmaceutical and nutritional/food products); formerly, Vice President, Head of International Operations, FMC Corporation (manufacturer of machinery and chemicals).

DONALD R. JONES (1/17/30), Trustee, 182 Old Wick Lane, Inverness, Illinois; Retired; Director, Motorola, Inc. (manufacturer of electronic equipment and components); formerly, Executive Vice President and Chief Financial Officer, Motorola, Inc.


THOMAS W. LITTAUER (4/26/55), Chairman and Trustee*, Two International Place, Boston, Massachusetts; Managing Director, Scudder Kemper; formerly, Head of Broker Dealer Division of an unaffiliated investment management firm during 1997; prior thereto, President of Client Management Services of an unaffiliated investment management firm from 1991 to 1996.


SHIRLEY D. PETERSON (9/3/41), Trustee, 401 Rosemont Avenue, Frederick, Maryland; President, Hood College; formerly, partner, Steptoe & Johnson (attorneys); prior thereto, Commissioner, Internal Revenue Service; prior thereto, Assistant Attorney General (Tax), U.S. Department of Justice; Director Bethlehem Steel Corp.


WILLIAM P. SOMMERS (7/22/33), Trustee, 24717 Harbour View Drive, Ponte Vedra Beach, Florida; Consultant and Director, SRI Consulting; prior thereto President and Chief Executive Officer, SRI International (research and development); prior thereto, Executive Vice President, Iameter (medical information and educational service provider); prior thereto, Senior Vice President and Director, Booz, Allen & Hamilton Inc. (management consulting firm); Director, PSI Inc., Evergreen Solar, Inc. and Litton Industries.

MARK S. CASADY (9/21/60), President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

PHILIP J. COLLORA (11/15/45), Vice President and Secretary*, 222 South Riverside Plaza, Chicago, Illinois; Senior Vice President, Scudder Kemper.

ANN M. McCREARY (11/6/56), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

ROBERT C. PECK, JR. (10/1/46), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper; formerly, Executive Vice President and Chief Investment Officer with an unaffiliated investment management firm from 1988 to June 1997.

KATHRYN L. QUIRK (12/3/52), Vice President*, 345 Park Avenue, New York, New York; Managing Director, Scudder Kemper.

FRANK J. RACHWALSKI, JR. (3/26/45), Vice President*, 222 South Riverside Plaza, Chicago, Illinois; Managing Director, Scudder Kemper.

LINDA J. WONDRACK (9/12/64), Vice President*, Two International Place, Boston, Massachusetts; Senior Vice President, Scudder Kemper.

JOHN  R.  HEBBLE  (6/27/58),   Treasurer*,   Two  International  Place,  Boston,
Massachusetts; Senior Vice President, Scudder Kemper.

BRENDA LYONS (2/21/63), Assistant Treasurer*, Two International Place, Boston, Massachusetts Senior Vice President, Scudder Kemper.

CAROLINE  PEARSON  (4/1/62),  Assistant  Secretary*,  Two  International  Place,
Boston,   Massachusetts;   Senior  Vice  President,  Scudder  Kemper;  formerly,
Associate, Dechert Price & Rhoads (law firm), from 1989 to 1997.

MAUREEN E. KANE (2/14/62), Assistant Secretary*, Two International Place, Boston, Massachusetts; Vice President, Scudder Kemper; formerly, Assistant Vice President of an unaffiliated investment management firm; prior thereto, Associate Staff Attorney of an unaffiliated investment management firm; Associate, Peabody & Arnold (law firm).

*    Interested persons as defined in the Investment Company Act of 1940.

The trustees and officers who are "interested persons" as designated above receive no compensation from each Trust. The table below shows amounts paid or accrued to those trustees who are not designated "interested persons" during Cash Account Trust's fiscal year ended April 30, 1999 or Investors Cash Trust's fiscal year ended March 31, 1999. The information in the last column indicates the total amounts paid or accrued for the calendar year 1999 for all Scudder Kemper Funds.

                                                                                             Total Compensation
                                 Aggregate Compensation       Aggregate Compensation From    Scudder Kemper Funds
Name of Trustee                  From Cash Account Trust      Investors Cash Trust           Paid To Trustees(2)
---------------                  -----------------------      --------------------           -------------------
John W. Ballantine(3)            $    0                       $   0                          $
Lewis A. Burnham                 $5,890                       2,800
Donald L. Dunaway (1)            $5,780                       3,100
Robert B. Hoffman                $6,000                       2,800
Donald R. Jones                  $5,480                       2,800
Shirley D. Peterson              $5,480                       2,600
William P. Sommers               $6,330                       2,600

(1) Includes deferred fees. Pursuant to deferred compensation agreements with the Trust, deferred amounts accrue interest monthly at a rate approximate to the yield of Zurich Money Funds -- Zurich Money Market Fund. Total deferred fees (including interest thereon) accrued through Investors Cash Trust's and Cash Account Trust's most recent fiscal year payable to Mr. Dunaway are $13,700 and $22,000, respectively.

(2) Includes compensation for service on the Boards of 25 Kemper funds with 41 fund portfolios. Each trustee currently serves as trustee of 27 Kemper Funds with 47 fund portfolios.

(3)      John W. Ballantine became a Trustee on May 18, 1999.

Each Trust's Board of Trustees is responsible for the general oversight of each Portfolio's business. A majority of the Board's members are not affiliated with Scudder Kemper Investments, Inc.

On December 31, 1999, the officers and trustees of each Trust, as a group, owned less than 1% of the then outstanding shares of each Portfolio. No person owned of record 5% or more of the outstanding shares of any class of any Portfolio, except the persons indicated in the chart below:

Name and Address                                                % Owned           Portfolio
----------------                                                -------           ---------

National City Bank                                              33.50             Investors Cash Trust/Treasury
Money Market Unit                                                                 Portfolio - Service Shares
4100 W. 150th Street
Cleveland, OH  44135

Walker County                                                   9.14              Investors Cash Trust/ Treasury
Disbursement Account                                                              Portfolio - Service Shares
1100 University Avenue
Huntsville, TX 77340

Angelina County General Fund                                    19.01             Investors Cash Trust/ Treasury
P.O. Box 908                                                                      Portfolio - Service Shares
Lufkin, TX 75902

Smith County  General Fund                                      9.85              Investors Cash Trust/ Treasury
Smith County Courthouse                                                           Portfolio - Service Shares
Tyler, TX 75702


DST Systems                                                     5.09              Cash Account Trust/ Government
Sub-transfer Agent FBO Berger                                                     Securities Portfolio- Service
Program Customers                                                                 Shares
127 W. 10th St.
Kansas City, MO  64105

May Financial Corp.                                             8.00              Cash Account Trust/ Government
For exclusive benefit of May Customers                                            Securities Portfolio- Service
8333 Douglas Ave                                                                  Shares
Dallas, TX 75225

Prudential Securities                                           7.22              Cash Account Trust/ Tax-Exempt
1 New York Plaza                                                                  Portfolio- Service Shares
New York, NY 10004
                                                                                  Cash Account Trust/ Money Market
Dean McBride FBO                                                14.43             Portfolio  - Premium Reserves
George Hughes                                                                     Shares
2218 E. Rovey Ave.
Phoenix, AZ 85016

Centurion Trust Company                                         30.61              Cash Account Trust/ Money Market
FBO Omnibus/Centurion Capital Management                                           Portfolio  - Premium Reserves
2425 E. Camelback                                                                  Shares
Phoenix, AZ  85016



                                       26






Name and Address                                            %Owned                Portfolio
----------------                                            ------                ---------

Asset Preservation Inc.                                     14.10                 Cash Account Trust/ Money Market
FBO Newcastle Industries Inc.                                                     Portfolio - Institutional
19501 Biscayne Blvd.
Miami, FL  33180

Asset Preservation Inc.                                     5.76                  Cash Account Trust/ Money Market
FBO Charles Schusterman Revocable Trust                                           - Institutional Shares
4099 McEwen Road
Dallas, TX  75244

Walnut Street Securities                                    17.14                 Cash Account Trust/ Money Market
FBO Asset Preservation, Inc.                                                      - Institutional Shares
400 S. 4th Street
St. Louis, MO  63102

Scudder Kemper Investments                                  99.85                 Cash Account Trust/Tax Exempt
345 Park Avenue                                                                   Portfolio-Institutional Shares
New York, NY  10154

Scudder Kemper Investments                                  99.85                 Cash Account/Tax Exempt Portfolio
345 Park Avenue                                                                   - Managed Shares
New York, NY  10154



SPECIAL FEATURES


Exchange Privilege. Subject to the limitations described below, Class A Shares (or the equivalent) of the following Kemper Mutual Funds may be exchanged for each other at their relative net asset values: Kemper Technology Fund, Kemper Total Return Fund, Kemper Growth Fund, Kemper Small Capitalization Equity Fund, Kemper Income and Capital Preservation Fund, Kemper Municipal Bond Fund, Kemper Strategic Income Fund, Kemper High Yield Series, Kemper U.S. Government Securities Fund, Kemper International Fund, Kemper State Tax-Free Income Series, Kemper Short-Term U.S. Government Fund, Kemper Blue Chip Fund, Kemper Global Income Fund, Kemper Target Equity Fund (series are subject to a limited offering period), Kemper Intermediate Municipal Bond Fund, Kemper Cash Reserves Fund, Kemper U.S. Mortgage Fund, Kemper Short-Intermediate Government Fund, Kemper Value Series, Inc., Kemper Value Plus Growth Fund, Kemper Quantitative Equity Fund, Kemper Horizon Fund, Kemper New Europe Fund, Kemper Asian Growth Fund, Kemper Aggressive Growth Fund, Kemper Global/International Series, Inc., Kemper Securities Trust and Kemper Equity Trust ("Kemper Mutual Funds") and certain "Money Market Funds" (Zurich Money Funds, Zurich Yieldwise Money Fund, Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust). Shares of Money Market Funds and Kemper Cash Reserves Fund that were acquired by purchase (not including shares acquired by dividend reinvestment) are subject to the applicable sales charge on exchange. In addition, shares of a Kemper Mutual Fund in excess of $1,000,000 (except Money Market Funds and Kemper Cash Reserves
Fund) acquired by exchange from another Fund may not be exchanged thereafter until they have been owned for 15 days (the "15-Day Hold Policy"). In addition shares of a Kemper Mutual Fund with a value of $1,000,000 or less (except Kemper Cash Reserves Fund) acquired by exchange from another Kemper Mutual Fund, or from a Money Market Fund, may not be exchanged thereafter until they have been owned for 15 days, if, in the investment adviser's judgment, the exchange activity may have an adverse effect on the fund. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the Kemper fund and therefore may be subject to the 15-day hold policy. For purposes of determining whether the 15-Day Hold Policy applies to a particular exchange, the value of the shares to be exchanged shall be computed by aggregating the value of shares being exchanged for all accounts under common control, discretion or advice, including without limitation accounts administered by a financial services firm offering market timing, asset allocation or similar services. Series of Kemper Target Equity Fund will be available on exchange only during the Offering Period for such series as described in the prospectus for such series. Cash Equivalent Fund, Tax-Exempt California Money Market Fund, Cash Account Trust, Investors Municipal Cash Fund and Investors Cash Trust are available on exchange but only through a financial services firm having a services agreement with KDI with respect to such funds. Exchanges may only be made for funds that are available for sale in the shareholder's state of residence. Currently, Tax-Exempt California Money Market Fund is available for sale only in California and the portfolios of Investors Municipal Cash Fund are available for sale in certain states.


The total value of shares being exchanged must at least equal the minimum investment requirement of the fund into which they are being exchanged. Exchanges are made based on relative dollar values of the shares involved in the exchange. There is no service fee for an exchange; however, financial services firms may charge for their services in expediting exchange transactions. Exchanges will be effected by redemption of shares of the fund held and purchase of shares of the other fund. For federal income tax purposes, any such exchange constitutes a sale upon which a gain or loss may be realized, depending upon whether the value of the shares being exchanged is more or less than the shareholder's adjusted cost basis. Shareholders interested in exercising the exchange privilege may obtain an exchange form and prospectuses of the other funds from financial services firms or KDI. Exchanges also may be authorized by telephone if the shareholder has given authorization. Once the authorization is on file, the Shareholder Service Agent will honor requests by telephone at 1-800-231-8568 or in writing subject to the limitations on liability described in the prospectus. Any share certificates must be deposited prior to any exchange of such shares. During periods when it is difficult to contact the Shareholder Service Agent by telephone, it may be difficult to implement the telephone exchange privilege. The exchange privilege is not a right and may be suspended, terminated or modified at any time. Except as otherwise permitted by applicable regulation, 60 days' prior written notice of any termination or material change will be provided.

Systematic  Withdrawal  Program.  An owner of  $5,000  or more of a  Portfolio's shares may provide for the payment from the owner's account of any requested dollar amount up to $50,000 to be paid to the owner or the owner's designated payee monthly, quarterly, semi-annually or annually. The $5,000 minimum account size is not applicable to Individual Retirement Accounts. Dividend distributions will be reinvested automatically at net asset value. A sufficient number of full and fractional shares will be redeemed to make the designated payment. Depending upon the size of the payments requested, redemptions for the purpose of making such payments may reduce or even exhaust the account. The program may be amended on thirty days notice by a Portfolio and may be terminated at any time by the shareholder or a Portfolio. Firms provide varying arrangements for their clients to redeem shares of a Portfolio on a periodic basis. Such firms may independently establish minimums for such services.

Tax-Sheltered Retirement Programs. The Shareholder Service Agent provides retirement plan services and documents and KDI can establish your account in any of the following types of retirement plans:

         o Individual Retirement Accounts (IRAs) trusteed by Investors Fiduciary Trust Company ("IFTC"). This includes Simplified
                  Employee Pension Plan (SEP) IRA accounts and prototype documents.

         o        403(b) Custodial  Accounts also trusteed by IFTC. This type of
                  plan  is   available   to   employees   of   most   non-profit
                  organizations.

         o        Prototype money purchase pension and profit-sharing  plans may
                  be  adopted  by  employers.   The  maximum   contribution  per
                  participant is the lesser of 25% of compensation or $30,000.


Brochures describing the above plans as well as providing model defined benefit plans, target benefit plans, 457 plans, 401(k) plans and materials for establishing them are available from the Shareholder Service Agent upon request. Financial services firms offering the portfolios may have their own documents. Please contact the financial services firm from which you received this Statement of Additional Information for more information. Investors should consult with their own tax advisers before establishing a retirement plan.


Electronic Funds Transfer Programs. For your convenience, each Trust has established several investment and redemption programs using electronic funds transfer via the Automated Clearing House (ACH). There is currently no charge by either Trust for these programs. To use these features, your financial institution (your employer's financial institution in the case of payroll deposit) must be affiliated with an Automated Clearing House (ACH). This ACH affiliation permits the Shareholder Service Agent to electronically transfer money between your bank account, or employer's payroll bank in the case of Direct Deposit, and your account. Your bank's crediting policies of these transferred funds may vary. These features may be amended or terminated at any time by the Trusts. Shareholders should contact Kemper Service Company at 1-800-621-1048 or the financial services firm through which their account was established for more information. These programs may not be available through some firms that distribute shares of the Portfolios.

SHAREHOLDER RIGHTS

Each Trust generally is not required to hold meetings of its shareholders. Under each Trust's Agreement and Declaration of Trust ("Declaration of Trust"), however, shareholder meetings will be held in connection with the following matters: (a) the election or removal of trustees if a meeting is called for such purpose; (b) the adoption of any contract for which shareholder approval is required by the 1940 Act; (c) any termination of a Trust to the extent and as provided in the Declaration of Trust; (d) any amendment of the Declaration of Trust (other than amendments changing the name of the Trust or any Portfolio, establishing a Portfolio, supplying any omission, curing any ambiguity or curing, correcting or supplementing any defective or inconsistent provision thereof); and (e) such additional matters as may be required by law, the Declaration of Trust, the By-laws of a Trust, or any registration of a Trust with the Securities and Exchange Commission or any state, or as the trustees may consider necessary or desirable. The shareholders also would vote upon changes in fundamental investment objectives, policies or restrictions.

Each trustee serves until the next meeting of shareholders, if any, called for the purpose of electing trustees and until the election and qualification of a successor or until such trustee sooner dies, resigns, retires or is removed by a majority vote of the shares entitled to vote (as described below) or a majority of the trustees. In accordance with the 1940 Act (a) each Trust will hold a shareholder meeting for the election of trustees at such time as less than a majority of the trustees have been elected by shareholders, and (b) if, as a result of a vacancy in the Board of Trustees, less than two-thirds of the trustees have been elected by the shareholders, that vacancy will be filled only by a vote of the shareholders.

Trustees may be removed from office by a vote of the holders of a majority of the outstanding shares at a meeting called for that purpose, which meeting shall be held upon the written request of the holders of not less than 10% of the outstanding shares. Upon the written request of ten or more shareholders who have been such for at least six months and who hold shares constituting at least 1% of the outstanding shares of the Trust stating that such shareholders wish to communicate with the other shareholders for the purpose of obtaining the signatures necessary to demand a meeting to consider removal of a trustee, the Trust has undertaken to disseminate appropriate materials at the expense of the requesting shareholders.

Each Trust's Declaration of Trust provides that the presence at a shareholder meeting in person or by proxy of at least 30% of the shares entitled to vote on a matter shall constitute a quorum. Thus, a meeting of shareholders of a Portfolio could take place even if less than a majority of the shareholders were represented on its scheduled date. Shareholders would in such a case be permitted to take action which does not require a larger vote than a majority of a quorum, such as the election of trustees and ratification of the selection of auditors. Some matters requiring a larger vote under the Declaration of Trust, such as termination or reorganization of a Portfolio and certain amendments of the Declaration of Trust, would not be affected by this provision; nor would matters which under the 1940 Act require the vote of a "majority of the outstanding voting securities" as defined in the 1940 Act.

Each Declaration of Trust specifically authorizes the Board of Trustees to terminate the Trust (or any Portfolio or class) by notice to the shareholders without shareholder approval.

Under Massachusetts law, shareholders of a Massachusetts business trust could, under certain circumstances, be held personally liable for obligations of each Trust. Each Declaration of Trust, however, disclaims shareholder liability for acts or obligations of the Trust and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the Trust or the trustees. Moreover, the Declaration of Trust provides for indemnification out of Trust property for all losses and expenses of any shareholder held personally liable for the obligations of the Trust and the Trust will be covered by insurance which the trustees consider adequate to cover foreseeable tort claims. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered by the Adviser remote and not material, since it is limited to circumstances in which a disclaimer is inoperative and the Trust itself is unable to meet its obligations.

APPENDIX -- RATINGS OF INVESTMENTS

COMMERCIAL PAPER RATINGS

A-1, A-2, Prime-1, Prime-2 and Duff 1, Duff 2 Commercial Paper Ratings

Commercial paper rated by Standard & Poor's Corporation has the following characteristics: Liquidity ratios are adequate to meet cash requirements. Long-term senior debt is rated "A" or better. The issuer has access to at least two additional channels of borrowing. Basic earnings and cash flow have an upward trend with allowance made for unusual circumstances. Typically, the issuer's industry is well established and the issuer has a strong position within the industry. The reliability and quality of management are unquestioned. Relative strength or weakness of the above factors determine whether the issuer's commercial paper is rated A-1, A-2 or A-3.

The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's Investors Service, Inc. Among the factors considered by them in assigning ratings are the following: (1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, 2 or 3.

The rating Duff-1 is the highest commercial paper rating assigned by Duff & Phelps Inc. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors that are supported by ample asset protection. Risk factors are minor. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets and sound liquidity factors and company fundamentals. Risk factors are small.

MIG-1 and MIG-2 Municipal Notes

Moody's Investors Service, Inc.'s ratings for state and municipal notes and other short-term loans will be designated Moody's Investment Grade (MIG). This distinction is in recognition of the differences between short-term credit risk and long-term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short-term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run. Loans designated MIG-1 are of the best quality, enjoying strong protection from established cash flows of funds for their servicing or from established and broad-based access to the market for refinancing, or both. Loans designated MIG-2 are of high quality, with margins of protection ample although not so large as in the preceding group.

STANDARD & POOR'S CORPORATION BOND RATINGS, CORPORATE BONDS

AAA. This is the highest rating assigned by Standard & Poor's Corporation to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

AA. Bonds rated AA also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

MOODY'S INVESTORS SERVICE, INC. BOND RATINGS

Aaa. Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt-edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa. Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long term risks appear somewhat larger than in Aaa securities.

DUFF & PHELP'S INC. BOND RATINGS

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

                              INVESTORS CASH TRUST

                            PART C. OTHER INFORMATION

   Item 23.      Exhibits.
   --------      ---------

                    (a)           (1)       Amended and Restated Agreement and Declaration of Trust, dated March 9,
                                            1990, is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                                  (2)       Written Instrument Amending Agreement and Declaration of Trust, dated August
                                            14, 1990, is incorporated by reference to Post-Effective Amendment No. 7  to the Registration Statement.

                                  (3)       Written Instrument Amending Agreement and Declaration of Trust, dated
                                            September 19, 1990, is incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registration Statement.

                    (b)                     By-laws of the Trust are incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registration Statement.

                    (c)           (1)       Text of Share Certificate is incorporated by reference to Post-Effective
                                            Amendment No. 7 to the Registration Statement.

                                  (2)       Establishment and Declaration of Series of Beneficial Interest with respect to the Government Cash Managed Shares and Scudder Government Cash
                                            Institutional Shares of the Government Securities Portfolio is incorporated by reference to Post-Effective Amendment No. 15.

                                  (3)       Establishment and Designation of Classes of Shares of Beneficial Interest,
                                            $0.01 par value, with respect to Treasury Portfolio  Premier Money Market
                                            Shares is filed herein.

                    (d)                     Investment Management Agreement, dated October 1, 1999, is filed herein.

                    (e)           (1)       Underwriting Agreement between the Registrant and Kemper Distributors, Inc., dated October 1, 1999, is filed herein.

                                  (2)       Form of Selling Group Agreement is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                    (f)                     Inapplicable.


                    (g)                     Custody Agreement between the Registrant, on behalf of Government Securities
                                            Portfolio and Treasury Portfolio, and State Street Bank and Trust Company,
                                            dated April 19, 1999, incorporated by reference to Post-Effective Amendment
                                            No. 11 to the Registration Statement.

                    (h)           (1)       Agency Agreement, dated September 21, 1990, is incorporated by reference to
                                            Post-Effective Amendment No. 7 to the Registration Statement.

                                  (2)       Supplement to Agency Agreement, dated April 1, 1991,is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                       1

                                  (3)       Supplement to Agency Agreement, dated October 1, 1992, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (4)       Supplement to Agency Agreement, dated April 1, 1995, is incorporated by reference to Post-Effective Amendment No. 8 to the Registration Statement.

                                  (5)       Administration and Shareholder Services Agreement, dated October 1, 1991, is incorporated by reference to Post-Effective Amendment No. 7 to the
                                            Registration Statement.

                                  (6)       Amendment to Administration and Shareholder Services Agreement, dated
                                            December 1, 1993, is incorporated by reference to Post-Effective Amendment
                                            No. 7 to the Registration Statement.

                                  (7)       Assignment and Assumption Agreement, dated February 1, 1995, is incorporated by reference to Post-Effective Amendment No. 7 to the Registration Statement.

                                  (8)       Fund Accounting Services Agreements, each dated December 31, 1997, on behalf of Government Securities Portfolio and Treasury Portfolio, respectively, is incorporated by reference to Post-Effective Amendment No. 10 to the
                                            Registration Statement.


                                  (10)      Amended and Restated Administration and Shareholder Services Agreement
                                            between the Registrant, on behalf of the Treasury Portfolio Service Shares, and Kemper Distributors, Inc, is filed herein.

                                  (11)      Amended and Restated Administration and Shareholder Services Agreement
                                            between the Registrant, on behalf of the Government Securities Portfolio
                                            Service Shares, and Kemper Distributors, Inc, is filed herein.

                                  (12)      Administration and Shareholder Services Agreement on behalf of the Treasury
                                            Portfolio Premier Money Market Shares, dated November 30, 1999, is filed herein.

                    (i)                     Legal Opinion and Consent of Counsel is filed herein.

                    (j)                     Consent of Independent Accountants is filed herein.

                    (k)                     Inapplicable

                    (l)                     Inapplicable

                    (m)                     12b-1 Plan between the Registrant, on behalf of the Treasury Portfolio -
                                            Premier Money Market Shares is filed herein.

                    (n)                     Inapplicable

                    (o)                     Mutual Funds Multi-Distribution System Plan - Rule 18f-3 Plan is filed herein.

Item 24.          Persons Controlled by or under Common Control with Fund.
--------          --------------------------------------------------------

                  None

Item 25.          Indemnification.
--------          ----------------

         Article VIII of the Registrant's Agreement and Declaration of Trust (Exhibit 1 hereto, which is incorporated herein by reference) provides in effect that the Registrant will indemnify its officers and trustees under certain circumstances. However, in accordance with Section 17(h) and 17(i) of the Investment Company Act of 1940 and its own terms, said Article of the Agreement and Declaration of Trust does not protect any person against any liability to the Registrant or its shareholders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of the duties involved in the conduct of his office.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that, in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question as to whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 26.          Business and Other Connections of Investment Adviser.
--------          -----------------------------------------------------

                  Scudder Kemper Investments, Inc. has stockholders and employees who are denominated officers but do not as such have corporation-wide responsibilities. Such persons are not considered officers for the purpose of this Item 26.

                           Business and Other Connections of Board
           Name            of Directors of Registrant's Adviser
           ----            ------------------------------------

Stephen R. Beckwith        Treasurer and Chief Financial Officer, Scudder Kemper Investments, Inc.**
                           Vice President and Treasurer, Scudder Fund Accounting Corporation*
                           Director, Scudder Stevens & Clark Corporation**
                           Director and Chairman, Scudder Defined Contribution Services, Inc.**
                           Director and President, Scudder Capital Asset Corporation**
                           Director and President, Scudder Capital Stock Corporation**
                           Director and President, Scudder Capital Planning Corporation**
                           Director and President, SS&C Investment Corporation**
                           Director and President, SIS Investment Corporation**
                           Director and President, SRV Investment Corporation**

Lynn S. Birdsong           Director and Vice President, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark (Luxembourg) S.A.#

William H. Bolinder        Director, Scudder Kemper Investments, Inc.**
                           Member, Group Executive Board, Zurich Financial Services, Inc.##
                           Chairman, Zurich-American Insurance Company o

Laurence W. Cheng          Director, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, ZKI Holding Corporation xx

                                       3

Gunther Gose               Director, Scudder Kemper Investments, Inc.**
                           CFO and Member, Group Executive Board, Zurich Financial Services, Inc.##
                           CEO/Branch Offices, Zurich Life Insurance Company##

Rolf Huppi                 Director, Chairman of the Board, Scudder Kemper Investments, Inc.**
                           Member, Corporate Executive Board, Zurich Insurance Company of Switzerland##
                           Director, Chairman of the Board, Zurich Holding Company of America o
                           Director, ZKI Holding Corporation xx

Kathryn L. Quirk           Chief Legal Officer, Chief Compliance Officer and Secretary, Scudder Kemper
                                 Investments, Inc.**
                           Director, Senior Vice President & Assistant Clerk, Scudder Investor Services, Inc.*
                           Director, Vice President & Secretary, Scudder Fund Accounting Corporation*
                           Director, Vice President & Secretary, Scudder Realty Holdings Corporation*
                           Director & Assistant Clerk, Scudder Service Corporation*
                           Director, SFA, Inc.*
                           Vice President, Director & Assistant Secretary, Scudder Precious Metals, Inc.***
                           Director, Scudder, Stevens & Clark Japan, Inc.***
                           Director, Vice President and Secretary, Scudder, Stevens & Clark of Canada, Ltd.***
                           Director, Vice President and Secretary, Scudder Canada Investor Services Limited***
                           Director, Vice President and Secretary, Scudder Realty Advisers, Inc. x
                           Director and Secretary, Scudder, Stevens & Clark Corporation**
                           Director and Secretary, Scudder, Stevens & Clark Overseas Corporation oo
                           Director and Secretary, SFA, Inc.*
                           Director, Vice President and Secretary, Scudder Defined Contribution Services, Inc.**
                           Director, Vice President and Secretary, Scudder Capital Asset Corporation**
                           Director, Vice President and Secretary, Scudder Capital Stock Corporation**
                           Director, Vice President and Secretary, Scudder Capital Planning Corporation**
                           Director, Vice President and Secretary, SS&C Investment Corporation**
                           Director, Vice President and Secretary, SIS Investment Corporation**
                           Director, Vice President and Secretary, SRV Investment Corporation**
                           Director, Vice President and Secretary, Scudder Financial Services, Inc.*
                           Director, Korea Bond Fund Management Co., Ltd.+

Edmond D. Villani          Director, President and Chief Executive Officer, Scudder Kemper Investments, Inc.**
                           Director, Scudder, Stevens & Clark Japan, Inc.###
                           President and Director, Scudder, Stevens & Clark Overseas Corporation oo
                           President and Director, Scudder, Stevens & Clark Corporation**
                           Director, Scudder Realty Advisors, Inc.x
                           Director, IBJ Global Investment Management S.A. Luxembourg, Grand-Duchy of Luxembourg

         *        Two International Place, Boston, MA
         x        333 South Hope Street, Los Angeles, CA
         **       345 Park Avenue, New York, NY
         #        Societe Anonyme, 47, Boulevard Royal, L-2449 Luxembourg, R.C.
                  Luxembourg B 34.564
         ***      Toronto, Ontario, Canada
         oo       20-5, Ichibancho, Chiyoda-ku, Tokyo, Japan
         ###      1-7, Kojimachi, Chiyoda-ku, Tokyo, Japan
         xx       222 S. Riverside, Chicago, IL
         o        Zurich Towers, 1400 American Ln., Schaumburg, IL
         +        P.O. Box 309, Upland House, S. Church St., Grand Cayman,
                  British West Indies

         ##       Mythenquai-2, P.O. Box CH-8022, Zurich, Switzerland

Item 27.          Principal Underwriters.
--------          -----------------------

         (a)

         Kemper Distributors, Inc. acts as principal underwriter of the Registrant's shares and acts as principal underwriter of the Kemper Funds.

         (b)

         Information on the officers and directors of Kemper Distributors, Inc., principal underwriter for the Registrant is set forth below. The principal business address is 222 South Riverside Plaza, Chicago, Illinois 60606.

         (1)                               (2)                                     (3)

                                           Positions and Offices with              Positions and
         Name                              Kemper Distributors, Inc.               Offices with Registrant
         ----                              -------------------------               -----------------------

         James L. Greenawalt               President                               None

         Thomas W. Littauer                Director, Chief Executive Officer       Trustee and Vice President

         Kathryn L. Quirk                  Director, Secretary, Chief Legal        Vice President
                                           Officer and Vice President

         James J. McGovern                 Chief Financial Officer and Vice        None
                                           President

         Linda J. Wondrack                 Vice President and Chief Compliance     Vice President
                                           Officer

         Paula Gaccione                    Vice President                          None

         Michael E. Harrington             Vice President                          None

         Robert A. Rudell                  Vice President                          None

         William M. Thomas                 Vice President                          None

         Todd N. Gierke                    Assistant Treasurer                     None

         Philip J. Collora                 Assistant Secretary                     Vice President and Secretary

         Paul J. Elmlinger                 Assistant Secretary                     None

         Diane E. Ratekin                  Assistant Secretary                     None

         Mark S. Casady                    Director, Chairman                      President

         Stephen R. Beckwith               Director                                None

         (c)      Not applicable

Item 28.          Location of Accounts and Records.
--------          ---------------------------------

         Accounts, books and other documents are maintained at the offices of the Registrant, the offices of Registrant's investment adviser, Scudder Kemper Investments, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606, at the offices of the Registrant's principal underwriter, Kemper Distributors, Inc., 222 South Riverside Plaza, Chicago, Illinois 60606 or, in the case of records concerning custodial functions, at the offices of the custodian, State Street Bank and Trust Company, 225 Franklin Street, Boston, Massachusetts 02110 or, in the case of records concerning transfer agency functions, at the offices of State Street Bank and Trust Company and of the shareholder service agent, Kemper Service Company, 811 Main Street, Kansas City, Missouri 64105.

Item 29.          Management Services.
--------          --------------------

                  Inapplicable.

Item 30.          Undertakings.
--------          -------------

                  Inapplicable.

                                   SIGNATURES
                                   ----------


         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Chicago and State of Illinois, on the 21st day of January 2000.

                                        INVESTORS CASH TRUST




                                        By /s/ Mark S. Casady
                                           ---------------------
                                           Mark S. Casady
                                           President


         Pursuant to the requirements of the Securities Act of 1933, this amendment to its Registration Statement has been signed below on January 21, 2000, on behalf of the following persons in the capacities indicated.


SIGNATURE                                   TITLE                                        DATE
---------                                   -----                                        ----


/s/ Mark S. Casady                                                                       January 21, 2000
--------------------------------------
Mark S. Casady                              President


/s/ Thomas W. Littauer                                                                   January 21, 2000
--------------------------------------
Thomas W. Littauer*                         Chairman and Trustee


/s/ John W. Ballantine                                                                   January 21, 2000
--------------------------------------
John W. Ballantine*                         Trustee


/s/ Lewis A. Burnham                                                                     January 21, 2000
--------------------------------------
Lewis A. Burnham*                           Trustee


/s/ Donald L. Dunaway                                                                    January 21, 2000
--------------------------------------
Donald L. Dunaway*                          Trustee


/s/ Robert B. Hoffman                                                                    January 21, 2000
--------------------------------------
Robert B. Hoffman*                          Trustee


/s/ Donald R. Jones                                                                      January 21, 2000
--------------------------------------
Donald R. Jones*                            Trustee


/s/ Shirley D. Peterson                                                                  January 21, 2000
--------------------------------------
Shirley D. Peterson*                        Trustee




--------------------------------------
Linda C. Coughlin                           Trustee                                      January 21, 2000


/s/ William P. Sommers                                                                   January 21, 2000
--------------------------------------
William P. Sommers*                         Trustee


/s/ John R. Hebble                                                                       January 21, 2000
--------------------------------------
John R. Hebble                              Treasurer (Principal Financial and
                                            Accounting Officer)



*By:     /s/ Philip J. Collora
         Philip J. Collora**

         ** Philip J. Collora signs this document pursuant to powers of attorney contained in Post-Effective Amendment No. 10 to the Registration Statement, filed on July 28, 1998 and Post-Effective Amendment No. 13 to the Registration Statement, filed on September 3, 1999.

                                                             File No. 33-34645
                                                             File No. 811-6103



                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549



                                    EXHIBITS

                                       TO

                                    FORM N-1A

                         POST-EFFECTIVE AMENDMENT NO. 17
                            TO REGISTRATION STATEMENT

                                      UNDER

                           THE SECURITIES ACT OF 1933

                                       AND

                                AMENDMENT NO. 19

                            TO REGISTRATION STATEMENT

                                      UNDER

                       THE INVESTMENT COMPANY ACT OF 1940



                              INVESTORS CASH TRUST

                              INVESTORS CASH TRUST
                                     (c)(3)
                                     (e)(1)
                                     (h)(10)
                                     (h)(11)
                                     (h)(12)
                                       (i)
                                       (j)
                                       (m)
                                       (o)











                                       2